UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05845

Invesco Senior Loan Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices)(Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(404) 439-3217

Date of fiscal year end:	2/28

Date of reporting period:	8/31/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2017

Invesco Senior Loan Fund

Nasdaq: A: VSLAX ∎ B: VSLBX ∎ C: VSLCX ∎ Y: VSLYX ∎ IB: XPRTX ∎ IC: XSLCX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

26	Financial Statements

29	Notes to Financial Statements

39	Financial Highlights

46	Fund Expenses

48	Approval of Investment Advisory and Sub-Advisory Contracts

50	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Index

Cumulative total returns, 2/28/17 to 8/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.51%
Class B Shares	1.51
Class C Shares	0.99
Class Y Shares	1.64
Class IB Shares	1.49
Class IC Shares	1.56
Credit Suisse Leveraged Loan Index▼ (Style-Specific Index)	1.48

Source: ▼Bloomberg L.P.

The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US dollar-denominated, non-investment grade loans.

     The Fund is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco Senior Loan Fund

Average Annual Total Returns
As of 8/31/17, including maximum applicable sales charges

Class A Shares
Inception (2/18/05)	3.25%
10 Years	3.11
5 Years	4.82
1 Year	4.99

Class B Shares
Inception (2/18/05)	3.09%
10 Years	3.09
5 Years	5.45
1 Year	5.44

Class C Shares
Inception (2/18/05)	2.76%
10 Years	2.69
5 Years	4.74
1 Year	6.63

Class Y Shares
Inception (11/08/13)	4.38%
1 Year	8.71

Class IB Shares
Inception (10/4/89)	4.95%
10 Years	3.56
5 Years	5.75
1 Year	8.71

Class IC Shares
Inception (6/13/03)	4.35%
10 Years	3.49
5 Years	5.63
1 Year	8.56

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class IB and Class IC shares was 2.06%, 2.06%, 2.81%, 1.81%, 1.81% and 1.96%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this

Average Annual Total Returns
As of 6/30/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (2/18/05)	3.22%
10 Years	2.59
5 Years	5.21
1 Year	7.48

Class B Shares
Inception (2/18/05)	3.05%
10 Years	2.55
5 Years	5.86
1 Year	8.09

Class C Shares
Inception (2/18/05)	2.73%
10 Years	2.15
5 Years	5.11
1 Year	9.09

Class Y Shares
Inception (11/08/13)	4.30%
1 Year	11.19

Class IB Shares
Inception (10/4/89)	4.95%
10 Years	3.03
5 Years	6.11
1 Year	11.19

Class IC Shares
Inception (6/13/03)	4.33%
10 Years	2.96
5 Years	5.97
1 Year	11.21

report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 3.25% sales charge. Class B share performance reflects an early withdrawal charge of 3% for the first year after purchase. Class C share performance reflects an early withdrawal charge of 1% for the first year after purchase. Class IB shares, Class IC shares and Class B shares (after November 30, 2010) are not continuously offered and have no early withdrawal charges. Class Y shares do not have a front-end sales charge or a CDSC, therefore performance is at net asset value. Class Y shares do not have early withdrawal charges.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Senior Loan Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4 Invesco Senior Loan Fund

Schedule of Investments

August 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–108.14%(b)(c)
Aerospace & Defense–3.27%
Cadence Aerospace, LLC,
Term Loan (1 mo. USD LIBOR + 6.25%)	7.50%	05/09/2018	$8	$7,888
Term Loan (3 mo. USD LIBOR + 6.25%)	7.56%	05/09/2018	3,102	2,991,151
Consolidated Aerospace Manufacturing, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)(d)	4.99%	08/11/2022	1,397	1,376,052
DAE Aviation Holdings, Inc., Incremental Term Loan(e)	—	07/07/2022	304	305,611
Greenrock Finance, Inc., Term Loan B (2 mo. USD LIBOR + 3.50%)	4.75%	06/28/2024	1,358	1,374,564
IAP Worldwide Services,
Revolver Loan (Acquired 08/05/2014; Cost $1,350,690)(d)(f)	0.00%	07/18/2018	1,351	1,323,677
Revolver Loan (3 mo. USD LIBOR + 5.50%) (Acquired 08/05/2014; Cost $150,077)(d)	7.00%	07/18/2018	151	147,075
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)(d)	8.00%	07/18/2019	1,721	1,706,608
Leidos Innovations Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.25%	08/16/2023	1,279	1,283,974
MacDonald, Dettwiler & Associates Ltd. (Canada), Term Loan B(e)	—	07/06/2024	1,689	1,684,555
MHVC Acquisition Corp., Term Loan (1 mo. USD LIBOR + 5.25%) (Acquired 04/25/2017; Cost $755,711)(d)	6.49%	04/29/2024	759	770,770
TransDigm Inc.,
Term Loan D (1 mo. USD LIBOR + 3.00%)	4.24%	06/04/2021	180	180,965
Term Loan D (3 mo. USD LIBOR + 3.00%)	4.30%	06/04/2021	2,693	2,700,964
Term Loan E (1 mo. USD LIBOR + 3.00%)	4.24%	05/16/2022	2,995	3,003,038
Term Loan E (3 mo. USD LIBOR + 3.00%)	4.30%	05/16/2022	1,487	1,491,058
Term Loan F (1 mo. USD LIBOR + 3.00%)	4.24%	06/09/2023	5,454	5,469,839
				25,817,789

Air Transport–1.71%
American Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.73%	12/14/2023	1,576	1,582,938
Avolon TLB Borrower 1 (US) LLC,
Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	3.48%	09/16/2020	848	852,646
Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	3.98%	03/21/2022	6,095	6,120,624
Delta Air Lines, Inc., Revolver Loan(f)	0.00%	10/18/2017	1,808	1,794,335
Gol LuxCo S.A. (Luxembourg), Term Loan	6.50%	08/31/2020	2,998	3,084,156
United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.56%	04/01/2024	54	54,543
				13,489,242

Automotive–1.63%
Allison Transmission, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.24%	09/23/2022	699	703,026
American Axle & Manufacturing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.49%	04/06/2024	1,708	1,699,017
Britax US Holdings Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.80%	10/15/2020	514	439,237
CH Hold Corp.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.49%	02/03/2025	100	102,306
Term Loan (1 mo. USD LIBOR + 3.00%)	4.24%	02/01/2024	784	788,698
Dayco Products, LLC, Term Loan (3 mo. USD LIBOR + 5.00%)(d)	6.32%	05/19/2023	666	669,884
Dealer Tire, LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	5.06%	12/22/2021	22	22,389
Key Safety Systems, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	5.82%	08/29/2021	294	296,506
Midas Intermediate Holdco II, LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	4.05%	08/18/2021	84	83,818
Superior Industries International, Inc., Term Loan B (3 mo. USD LIBOR + 4.50%)(d)	5.79%	03/22/2024	900	888,713
ThermaSys Corp.,
Term Loan (3 mo. USD LIBOR + 4.00%)	5.32%	05/03/2019	1,423	1,276,189
Term Loan (Prime Rate + 3.00%)	7.25%	05/03/2019	10	8,924
Tower Automotive Holdings USA, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.00%	03/07/2024	1,659	1,663,775

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Automotive–(continued)
Transtar Holding Co.,
Exit Term Loan(f)	0.00%	04/11/2022	$170	$170,172
Exit Term Loan (3 mo. USD LIBOR + 4.25%)	5.55%	04/11/2022	695	695,594
First Lien Term Loan (3 mo. USD LIBOR + 4.25%) (Acquired 10/03/2012-06/13/2016; Cost $2,139,586)	5.55%	04/11/2022	2,134	1,973,717
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (Acquired 04/11/2017; Cost $607,164)(d)(g)	7.75%	04/11/2022	647	551,927
Wand Intermediate I L.P., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.55%	09/17/2022	813	818,166
				12,852,058

Beverage & Tobacco–0.48%
AI Aqua Merger Sub, Inc.,
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.49%	12/13/2023	1,471	1,487,583
Term Loan(e)	—	12/13/2023	561	562,826
Arctic Glacier U.S.A. Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	5.49%	03/20/2024	507	510,339
Constellation Brands Canada, Inc. (Canada), Term Loan B-2 (3 mo. USD LIBOR + 2.75%)	4.06%	12/15/2023	457	459,797
Winebow Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 06/27/2014; Cost $826,186)(d)	8.74%	12/31/2021	830	775,855
				3,796,400

Building & Development–2.62%
American Builders & Contractors Supply Co., Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	3.74%	10/31/2023	965	968,365
Capital Automotive L.P.,
Second Lien Term Loan B (1 mo. USD LIBOR + 6.00%)	7.24%	03/24/2025	1,490	1,511,537
Term Loan B-2 (1 mo. USD LIBOR + 3.00%)	4.24%	03/25/2024	2,646	2,664,620
DiversiTech Holdings, Inc.,
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 05/18/2017; Cost $200,340)	8.70%	06/02/2025	202	207,148
Term Loan (3 mo. USD LIBOR + 3.50%)	4.70%	06/03/2024	488	488,295
Forterra Finance, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.24%	10/25/2023	1,481	1,244,095
HD Supply Waterworks, Ltd., Term Loan B (3 mo. USD LIBOR + 3.00%)	4.46%	08/01/2024	1,001	1,004,396
HD Supply, Inc.,
Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	3.49%	08/13/2021	200	200,416
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	3.74%	10/17/2023	1,559	1,564,614
Mueller Water Products, Inc.,
Term Loan B (1 mo. USD LIBOR + 2.50%)	3.74%	11/25/2021	157	157,789
Term Loan B (3 mo. USD LIBOR + 2.50%)	3.80%	11/25/2021	70	70,147
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	11/15/2023	5,096	5,078,254
Re/Max LLC, Term Loan (3 mo. USD LIBOR + 2.75%)(d)	4.05%	12/15/2023	2,351	2,365,739
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.49%	07/20/2022	2,450	2,463,497
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.26%	07/24/2024	716	718,180
				20,707,092

Business Equipment & Services–10.78%
Allied Universal Holdco LLC,
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	5.05%	07/28/2022	1,728	1,730,181
Incremental Delayed Draw Term Loan(f)	0.00%	07/28/2022	458	457,593
Alorica Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.99%	06/30/2022	1,194	1,203,190
Asurion LLC,
Second Lien Term Loan B-2(e)	—	08/04/2025	5,242	5,368,058
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.99%	08/04/2022	172	173,049
Term Loan B-5 (1 mo. USD LIBOR + 3.00%)	4.24%	11/03/2023	9,390	9,442,446
Blucora, Inc., Term Loan (3 mo. USD LIBOR + 3.75%) (Acquired 04/21/2017; Cost $1,073,982)	5.04%	05/22/2024	1,079	1,092,693

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Brand Energy & Infrastructure Services, Inc.,
Term Loan (1 mo. USD LIBOR + 4.25%)	5.48%	06/21/2024		$12	$12,500
Term Loan (2 mo. USD LIBOR + 4.25%)	5.51%	06/21/2024		2,084	2,094,110
Term Loan (3 mo. USD LIBOR + 4.25%)	5.56%	06/21/2024		397	398,230
Brickman Group Ltd. LLC,
Revolver Loan (Acquired 10/14/2016; Cost $397,078)(d)(f)	0.00%	12/18/2018		418	386,515
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.73%	12/17/2021		234	235,213
Caraustar Industries, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	6.80%	03/14/2022		1,624	1,613,446
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	03/01/2024		2,938	2,942,529
Checkout Holding Corp., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.74%	04/09/2021		2,676	2,297,048
Cotiviti Corp.,
First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	3.80%	09/28/2023		690	693,104
Term Loan A (3 mo. USD LIBOR + 2.25%)(d)	3.55%	09/28/2021		911	911,076
CRCI Holdings, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	6.80%	09/30/2023		958	964,554
Crossmark Holdings, Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.80%	12/20/2019		1,593	1,147,515
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	8.80%	12/21/2020		826	385,396
Equinix, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	3.24%	01/06/2023		317	318,356
First Data Corp.,
Term Loan (1 mo. USD LIBOR + 2.50%)	3.74%	04/26/2024		14,567	14,590,761
Term Loan D (1 mo. USD LIBOR + 2.25%)	3.49%	07/08/2022		22	21,919
FleetCor Technologies Operating Co., LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	3.24%	08/02/2024		231	231,999
Genesys Telecom Holdings, U.S., Inc.,
Term Loan B-2 (2 mo. USD LIBOR + 3.75%)	5.01%	12/01/2023		1,019	1,026,922
Term Loan B-2 (3 mo. USD LIBOR + 3.75%)	5.01%	12/01/2023		2,379	2,396,151
Global Payments, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	3.24%	04/21/2023		1,894	1,899,335
Hillman Group, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.80%	06/30/2021		1,527	1,533,752
IndigoCyan Midco Ltd. (Jersey), Term Loan B (3 mo. USD LIBOR + 4.50%)(d)(e)	—	06/24/2024	GBP	806	1,032,408
Information Resources, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.49%	01/18/2024		1,199	1,210,559
KAR Auction Services, Inc.,
Term Loan B-4 (3 mo. USD LIBOR + 2.25%)	3.56%	03/11/2021		73	73,475
Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	3.81%	03/09/2023		1,313	1,320,304
Karman Buyer Corp.,
Incremental Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.56%	07/23/2021		1,181	1,140,228
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.80%	07/25/2022		1,088	1,003,173
Term Loan (3 mo. USD LIBOR + 3.25%)	4.55%	07/23/2021		333	321,473
Learning Care Group (US) No. 2 Inc.,
Term Loan (1 mo. USD LIBOR + 4.00%)	5.23%	05/05/2021		874	884,266
Term Loan (2 mo. USD LIBOR + 4.00%)	5.26%	05/05/2021		24	24,366
Term Loan (3 mo. USD LIBOR + 4.00%)	5.30%	05/05/2021		291	294,755
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.48%	03/18/2024		94	94,594
Peak 10, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.81%	08/01/2024		1,216	1,214,949
Prime Security Services Borrower, LLC,
First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.99%	05/02/2022		1,328	1,336,430
Revolver Loan(d)(f)	0.00%	05/02/2022		1,431	1,428,351
Spin Holdco Inc., Term Loan B-1 (2 mo. USD LIBOR + 3.75%)	5.01%	11/14/2022		5,747	5,772,012
Synchronoss Technologies, Inc., Term Loan (2 mo. USD LIBOR + 4.50%)	5.76%	01/19/2024		755	747,495
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.23%	05/01/2024		2,261	2,271,489
TNS Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.24%	08/14/2020		209	209,450
Trans Union LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	3.24%	04/09/2023		1,070	1,072,734
Travelport Finance S.a.r.l. (Luxembourg), Term Loan D (3 mo. USD LIBOR + 2.75%)	4.06%	09/02/2021		868	868,565
U.S. Security Associates Holdings, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.30%	07/14/2023		1,266	1,275,660
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)(d)	4.80%	05/21/2022		1,272	1,278,141

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Wash MultiFamily Acquisition Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.49%	05/13/2022		$159	$159,241
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.49%	05/16/2022		1,137	1,136,317
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%) (Acquired 05/04/2015; Cost $120,347)(d)	8.24%	05/12/2023		121	121,060
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%) (Acquired 05/04/2015; Cost $21,081)(d)	8.24%	05/14/2023		21	21,203
West Corp.,
Term Loan B-12 (1 mo. USD LIBOR + 2.50%)	3.74%	06/17/2023		893	894,844
Term Loan B-12 (3 mo. USD LIBOR + 2.50%)	3.80%	06/17/2023		477	477,177
WEX Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	3.99%	06/30/2023		1,811	1,827,753
					85,080,113

Cable & Satellite Television–6.54%
Altice Financing S.A. (Luxembourg), Term Loan (3 mo. USD LIBOR + 2.75%)	4.05%	07/15/2025		964	965,527
Altice US Finance I Corp., Term Loan (1 mo. USD LIBOR + 2.25%)	3.48%	07/28/2025		2,118	2,107,051
Atlantic Broadband Finance, LLC, Term Loan B(e)	—	08/11/2024		3,237	3,221,183
Cable One, Inc., Incremental Term Loan B-1 (3 mo. USD LIBOR + 2.25%(d)	3.57%	05/01/2024		368	370,244
Charter Communications Operating LLC, Term Loan I-1 (1 mo. USD LIBOR + 2.25%)	3.49%	01/15/2024		3,957	3,979,821
CSC Holdings, LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.48%	07/17/2025		6,703	6,671,694
ION Media Networks, Inc., Term Loan B-3 (2 mo. USD LIBOR + 3.00%)	4.26%	12/18/2020		2,337	2,346,169
Mediacom Illinois LLC, Term Loan K (1 wk. USD LIBOR + 2.25%)	3.45%	02/15/2024		1,760	1,768,241
Numericable-SFR S.A. (France), Term Loan B-10 (3 mo. USD LIBOR + 3.25%)	4.56%	01/14/2025		4,094	4,115,092
Telenet Financing USD LLC, Term Loan A-I (1 mo. USD LIBOR + 2.75%)	3.98%	06/30/2025		3,218	3,228,734
Unitymedia GmbH (Germany), Term Loan B(e)	—	09/25/2025		1,627	1,621,282
UPC Financing Partnership, Term Loan AP (1 mo. USD LIBOR + 2.75%)	3.98%	04/15/2025		7,894	7,921,900
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan I (1 mo. USD LIBOR + 2.75%)	3.98%	01/31/2025		7,549	7,574,737
WaveDivision Holdings, LLC,
Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	10/15/2019		1	646
Term Loan (2 mo. USD LIBOR + 2.75%)	4.03%	10/15/2019		247	247,793
WideOpenWest Finance, LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.48%	08/18/2023		2,982	2,980,593
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.50%)	3.73%	04/15/2025		2,485	2,481,293
					51,602,000

Chemicals & Plastics–2.47%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.30%	01/31/2024		762	763,559
Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.49%	05/16/2024		325	325,644
Chemours Co., (The), Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	3.74%	05/12/2022		512	514,163
Colouroz Investment LLC (Germany),
First Lien Term Loan B-2 (2 mo. USD LIBOR + 3.00%)	4.27%	09/07/2021		5	5,242
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	4.31%	09/07/2021		2,079	2,033,942
Second Lien Term Loan B-2 (3 mo. USD LIBOR + 7.25%)	8.56%	09/05/2022		2,242	2,195,491
Term Loan C (2 mo. USD LIBOR + 3.00%)	4.27%	09/07/2021		1	867
Term Loan C (2 mo. USD LIBOR + 3.00%)	4.31%	09/07/2021		344	336,234
Constantia Flexibles Holding GmbH (Austria), Term Loan B-2-A (3 mo. USD LIBOR + 3.00%) (Acquired 09/22/2016; Cost $195,264)(d)	4.30%	04/30/2022		196	196,415
Diamond (BC) B.V. (Netherlands), Term Loan B(e)	—	07/25/2024		1,050	1,044,609
HII Holding Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.55%	12/20/2019		399	401,195
Ineos US Finance LLC,
Euro Term Loan (2 mo. EURIBOR + 2.50%)	3.25%	04/01/2024	EUR	478	572,269
Term Loan (2 mo. USD LIBOR + 2.75%)	4.01%	03/31/2022		641	643,745
KMG Chemicals, Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	5.49%	06/15/2024		587	595,697

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Chemicals & Plastics–(continued)
MacDermid, Inc.,
First Lien Multicurrency Revolving Credit Loan (Prime Rate + 2.00%)(d)	6.25%	06/07/2018	$246	$246,004
First Lien Revolving Credit Loan(d)	3.00%	06/07/2018	58	57,717
First Lien Revolving Credit Loan (1 mo. USD LIBOR + 3.00%)(d)	4.23%	06/07/2018	508	507,383
First Lien Revolving Credit Loan (Prime Rate + 2.00%)(d)	6.25%	06/07/2018	62	61,501
Multicurrency Revolving Credit Loan(d)(f)	0.00%	06/07/2018	524	522,758
Revolving Credit Loan(d)(f)	0.00%	06/07/2018	142	142,161
Term Loan B-5 (1 mo. USD LIBOR + 3.50%)	4.74%	06/07/2020	58	58,992
Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	4.24%	06/07/2023	719	722,795
Oxea Finance LLC, First Lien Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.48%	01/15/2020	3,902	3,896,643
Proampac PG Borrower LLC,
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.31%	11/20/2023	436	442,226
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.31%	11/20/2023	496	503,062
Royal Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 06/12/2015; Cost $189,126)	8.80%	06/19/2023	190	190,013
Tata Chemicals North America Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	4.06%	08/07/2020	902	906,212
Trinseo Materials Finance, Inc., Term Loan B(e)	—	09/06/2024	369	371,504
Venator Finance S.a.r.l., Term Loan (3 mo. USD LIBOR + 3.00%)	4.31%	08/08/2024	471	473,662
Versum Materials, Term Loan (3 mo. USD LIBOR + 2.50%)	3.80%	09/30/2023	799	804,565
				19,536,270

Clothing & Textiles–0.90%
ABG Intermediate Holdings 2 LLC,
First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.30%	05/27/2021	2,923	2,945,246
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.80%	05/27/2022	1,319	1,337,212
Ascena Retail Group, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.75%	08/21/2022	1,633	1,269,005
Oak Parent, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	10/26/2023	1,213	1,201,113
Varsity Brands Holding Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.73%	12/10/2021	369	371,724
				7,124,300

Conglomerates–0.18%
Penn Engineering & Manufacturing Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.99%	06/27/2024	675	677,431
RGIS Services, LLC, Term Loan (3 mo. USD LIBOR + 7.50%)	8.80%	03/31/2023	819	756,500
				1,433,931

Containers & Glass Products–2.27%
Berlin Packaging, LLC,
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.99%	09/30/2022	435	438,384
Term Loan (1 mo. USD LIBOR + 3.25%)	4.49%	10/01/2021	464	466,546
Term Loan (3 mo. USD LIBOR + 3.25%)	4.55%	10/01/2021	280	281,122
Berry Plastics Corp.,
Term Loan L (1 mo. USD LIBOR + 2.25%)	3.48%	01/06/2021	1,021	1,022,142
Term Loan M (1 mo. USD LIBOR + 2.25%)	3.49%	10/01/2022	418	419,049
Term Loan N (1 mo. USD LIBOR + 2.25%)	3.48%	01/19/2024	534	534,435
BWAY Holding Co., Term Loan (1 mo. USD LIBOR + 3.25%)	4.48%	04/03/2024	367	367,957
Consolidated Container Co. LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.74%	05/22/2024	794	800,169
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.00%) (Acquired 03/24/2017; Cost $2,732,010)	5.30%	03/21/2024	2,765	2,778,640
Fort Dearborn Holding Co., Inc.,
First Lien Term Loan (2 mo. USD LIBOR + 4.00%)	5.30%	10/19/2023	872	878,572
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.25%	10/19/2023	14	14,210
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%) (Acquired 10/10/2016; Cost $163,466)(d)	9.80%	10/19/2024	166	165,377

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Hoffmaster Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.80%	11/21/2023		$1,479	$1,495,043
ICSH Parent, Inc.,
Delayed Draw Term Loan(f)	0.00%	04/29/2024		126	125,690
Delayed Draw Term Loan (3 mo. USD LIBOR + 4.00%)	5.32%	04/29/2024		55	54,660
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.32%	04/29/2024		995	998,861
Klockner Pentaplast of America, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	5.55%	06/30/2022		1,202	1,204,870
Ranpak Corp.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	8.48%	10/03/2022		146	145,000
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.49%	10/01/2021		412	413,361
Reynolds Group Holdings Inc., Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	4.24%	02/05/2023		3,457	3,463,721
Tekni-Plex, Inc.,
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%) (Acquired 04/15/2015; Cost $252,497)(d)	9.06%	06/01/2023		254	254,629
Term Loan B-1 (2 mo. USD LIBOR + 3.50%)	4.76%	06/01/2022		1	549
Term Loan B-1 (3 mo. USD LIBOR + 3.50%)	4.81%	06/01/2022		213	214,645
TricorBraun Inc.,
Delayed Draw Term Loan(f)	0.00%	11/30/2023		127	127,478
Term Loan (3 mo. USD LIBOR + 3.75%)	5.05%	11/30/2023		1,257	1,268,405
					17,933,515

Cosmetics & Toiletries–1.17%
Alphabet Holding Co., Inc., Term Loan(e)	—	08/15/2024		1,177	1,170,928
Coty Inc., Incremental Term Loan B (1 mo. USD LIBOR + 2.50%)	3.73%	10/27/2022		1,196	1,196,636
Galleria Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.25%	09/29/2023		2,685	2,689,562
Prestige Brands, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.99%	01/26/2024		1,831	1,837,393
Sundial Group Holdings, LLC, Term Loan (1 mo. USD LIBOR + 4.75%)(d)	5.98%	08/15/2024		924	919,077
Wellness Merger Sub, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	6.05%	06/30/2024		1,416	1,424,791
					9,238,387

Drugs–2.05%
BPA Laboratories,
First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	3.81%	04/29/2020		2,466	2,404,677
Second Lien Term Loan (3 mo. USD LIBOR + 2.50%)(d)	3.81%	04/29/2020		2,144	2,144,479
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.50%	04/27/2024		3,373	3,406,185
Grifols Worldwide Operations USA, Inc., Term Loan B (1 wk. USD LIBOR + 2.25%)	3.44%	01/31/2025		4,873	4,886,916
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan B (1 mo. USD LIBOR + 4.75%)	5.99%	04/01/2022		3,310	3,369,806
					16,212,063

Ecological Services & Equipment–0.69%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.75%)	3.94%	11/10/2023		2,942	2,960,624
Casella Waste Systems, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.98%	10/17/2023		464	465,955
Clean Harbors Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.24%	06/30/2024		370	371,809
PSSI Holdings LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(d)	4.73%	12/02/2021		251	253,210
Waste Industries USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.99%	02/27/2020		478	479,596
WCA Waste Systems Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.98%	08/11/2023		877	879,509
					5,410,703

Electronics & Electrical–12.69%
4L Technologies Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.73%	05/08/2020		3,841	3,424,743
Almonde, Inc., (United Kingdom)
First Lien Term Loan (3 mo. EURIBOR + 3.25%)	4.25%	06/13/2024	EUR	762	920,103
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.82%	06/13/2024		4,994	5,024,217
Blackboard Inc., Term Loan B-4 (3 mo. USD LIBOR + 5.00%)	6.30%	06/30/2021		2,870	2,836,719

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Canyon Valor Companies, Inc., Term Loan(e)	—	06/16/2023		$1,521	$1,536,077
Cavium, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.25%)(d)	3.48%	08/16/2022		1,423	1,427,664
Compuware Corp., Term Loan B-3 (3 mo. USD LIBOR + 4.25%)	5.55%	12/15/2021		661	669,697
CPI International, Inc., First Lien Term Loan(e)	—	07/26/2024		541	540,547
Dell International LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.74%	09/07/2023		1,647	1,655,747
Diamond US Holding LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.55%	04/06/2024		1,477	1,481,648
Diebold Nixdorf, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.00%	11/06/2023		1,791	1,793,998
Go Daddy Operating Co., LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	3.74%	02/15/2024		5,565	5,585,279
Hyland Software, Inc.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.24%	07/07/2025		83	85,270
Term Loan (1 mo. USD LIBOR + 3.25%)	4.49%	07/01/2022		571	577,402
IGT Holding IV AB (Sweden), Term Loan B(e)	—	07/26/2024		1,040	1,045,064
Integrated Device Technology, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)(d)	4.24%	04/04/2024		695	696,851
Kemet Corp., Term Loan (1 mo. USD LIBOR + 6.00%)(d)	7.24%	04/26/2024		1,124	1,131,284
Lattice Semiconductor Corp., Term Loan (1 mo. USD LIBOR + 4.25%)(d)	5.48%	03/10/2021		1,619	1,622,971
Lully Finance LLC,
First Lien Term Loan B-4 (1 mo. EURIBOR + 3.75%)	3.75%	10/14/2022	EUR	490	584,220
Second Lien Term Loan B-1 (1 mo. USD LIBOR + 8.50%)(d)	9.73%	10/16/2023		731	704,938
Second Lien Term Loan B-2 (1 mo. EURIBOR + 7.25%) (Acquired 11/30/2016; Cost $241,682)(d)	7.25%	10/16/2023	EUR	228	271,463
MA Finance Co., LLC,
Term Loan B-2 (3 mo. USD LIBOR + 2.50%)	3.81%	11/19/2021		4,210	4,210,724
Term Loan B-3 (1 mo. USD LIBOR + 2.75%)	3.98%	04/26/2024		819	820,307
MACOM Technology Solutions Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	3.48%	05/17/2024		1,118	1,118,167
Mediaocean LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.49%	08/15/2022		1,478	1,484,980
Meter Reading Holding, LLC, Term Loan (3 mo. USD LIBOR + 5.75%)(d)	7.07%	08/29/2023		1,810	1,845,931
Micro Holding, L.P., Term Loan(e)	—	08/16/2024		1,203	1,199,983
Micron Technology, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	3.80%	04/26/2022		300	302,344
Microsemi Corp., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.55%	01/15/2023		1,388	1,392,882
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	6.05%	03/31/2022		1,074	1,074,431
MKS Instruments, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.49%	05/01/2023		210	211,857
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.49%	07/05/2023		1,101	1,111,610
NeuStar, Inc.,
Term Loan B-1(e)	—	01/08/2020		446	449,163
Term Loan B-2(e)	—	08/08/2024		1,706	1,724,193
Oberthur Technologies of America Corp., Term Loan B-1 (3 mo. USD LIBOR + 3.75%)	5.05%	01/10/2024		2,498	2,468,113
Omnitracs, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	9.05%	05/25/2021		131	131,778
ON Semiconductor Corp., Term Loan (1 mo. USD LIBOR + 2.25%)	3.49%	03/31/2023		4,388	4,408,312
Optiv Inc.,
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.56%	01/31/2025		251	226,804
Term Loan (3 mo. USD LIBOR + 3.25%)	4.56%	02/01/2024		1,358	1,242,613
Project Leopard Holdings, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	6.76%	07/07/2023		728	733,718
Quest Software US Holdings Inc., Term Loan (2 mo. USD LIBOR + 6.00%)	7.26%	10/31/2022		3,765	3,829,772
Ramundsen Holdings, LLC,
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.80%	01/31/2025		98	99,644
Term Loan (3 mo. USD LIBOR + 4.25%)	5.55%	02/01/2024		246	247,644
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.49%	04/24/2022		322	312,982
Rocket Software, Inc.,
Second Lien Term Loan (3 mo. USD LIBOR + 9.50%)	10.80%	10/14/2024		412	413,363
Term Loan (3 mo. USD LIBOR + 4.25%)	5.55%	10/14/2023		2,098	2,123,795
Sandvine Corp., Term Loan B(d)(e)	—	08/25/2022		1,270	1,219,205
Seattle Spinco, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	4.03%	06/21/2024		5,534	5,539,736

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Sparta Systems, Inc., Term Loan B(e)	—	08/21/2024		$240	$240,799
Sybil Software LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.50%	09/30/2023		4,234	4,265,674
Symantec Corp., Term Loan A-5 (2 mo. USD LIBOR + 1.75%)	3.01%	08/01/2021		1,141	1,138,976
Tempe Holdco Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.49%	12/01/2023		1,880	1,904,720
TIBCO Software, Inc., Term Loan B-1(e)	—	12/04/2020		473	475,202
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.49%	05/31/2021		530	537,303
Verint Systems Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.56%	06/29/2024		794	797,083
Veritas US Inc.,
Term Loan (3 mo. EURIBOR + 4.50%)	5.50%	01/27/2023	EUR	4,747	5,706,632
Term Loan B (3 mo. USD LIBOR + 4.50%)	5.80%	01/27/2023		1,623	1,638,977
VF Holding Corp., Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.55%	06/30/2023		1,334	1,340,988
Viewpoint, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	5.70%	07/19/2024		506	508,422
Western Digital Corp., Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	3.98%	04/29/2023		8,000	8,056,704
					100,171,433

Financial Intermediaries–1.42%
Black Knight InfoServ, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)(d)	3.50%	05/27/2022		288	289,836
GEO Group, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	3.49%	03/23/2024		767	769,897
iPayment Inc., Term Loan (3 mo. USD LIBOR + 6.00%)(d)	7.31%	04/11/2023		1,054	1,064,695
LPL Holdings, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	3.82%	03/10/2024		473	474,950
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.55%	03/27/2020		4,693	4,693,659
RJO Holdings Corp.,
Term Loan (1 mo. USD LIBOR + 12.00%) (Acquired 04/12/2017; Cost $453,309)(d)	13.24%	05/05/2022		453	455,575
Term Loan (1 mo. USD LIBOR + 8.02%) (Acquired 04/12/2017; Cost $1,274,931)(d)	9.26%	05/05/2022		1,275	1,281,306
Stiphout Finance LLC,
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 07/23/2015; Cost $46,614)(d)	9.24%	10/26/2023		47	46,691
Term Loan (1 mo. USD LIBOR + 3.75%) (Acquired 07/23/2015; Cost $142,498)(d)	4.99%	10/26/2022		143	143,941
TMF Group Holdco B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 3.50%)	3.50%	10/13/2023	EUR	882	1,060,090
Walter Investment Management Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.99%	12/18/2020		1,015	942,789
					11,223,429

Food & Drug Retailers–1.50%
Adria Group Holding B.V. (Netherlands), Term Loan (Acquired 05/19/2016-02/07/2017; Cost $2,325,259)(h)	0.00%	06/04/2018	EUR	2,972	71,195
Albertsons, LLC,
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.99%	08/25/2021		6,872	6,689,376
Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	4.29%	12/21/2022		1,438	1,400,498
Term Loan B-6 (3 mo. USD LIBOR + 3.00%)	4.32%	06/22/2023		1,129	1,100,931
Pret A Manger (United Kingdom), Term Loan B-2 (3 mo. GBP LIBOR + 4.00%)	4.30%	06/20/2022	GBP	604	787,760
Rite Aid Corp.,
Second Lien Term Loan 1 (1 mo. USD LIBOR + 4.75%)	5.99%	08/21/2020		73	73,468
Second Lien Term Loan 2 (1 mo. USD LIBOR + 3.88%)	5.12%	06/21/2021		218	219,723
Supervalu Inc.,
Delayed Draw Term Loan B (1 mo. USD LIBOR + 3.50%)	4.74%	06/08/2024		582	564,288
Term Loan (1 mo. USD LIBOR + 3.50%)	4.74%	06/08/2024		970	940,481
					11,847,720

Food Products–3.27%
Candy Intermediate Holdings, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	5.80%	06/15/2023		2,003	1,947,716
Chefs’ Warehouse Parent, LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.99%	06/22/2022		861	873,067
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.30%	07/03/2020		802	767,388

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Food Products–(continued)
Dole Food Co., Inc.,
Term Loan B (2 mo. USD LIBOR + 2.75%)	4.01%	04/06/2024	$2,796	$2,806,776
Term Loan B (3 mo. USD LIBOR + 2.75%)	4.05%	04/06/2024	155	155,932
Hearthside Group Holdings, LLC,
Revolver Loan(d)(f)	0.00%	06/02/2019	1,570	1,564,815
Term Loan (1 mo. USD LIBOR + 3.00%)	4.24%	06/02/2021	283	284,038
Hostess Brands, LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.74%	08/03/2022	65	64,839
Jacobs Douwe Egberts International B.V., Term Loan B-5 (3 mo. USD LIBOR + 2.25%)	3.56%	07/04/2022	3,548	3,568,258
JBS USA Lux S.A.,
Term Loan (2 mo. USD LIBOR + 2.50%)	3.76%	10/30/2022	21	20,577
Term Loan (3 mo. USD LIBOR + 2.50%)	3.80%	10/30/2022	8,267	8,184,689
Nomad Foods US LLC (United Kingdom), Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	3.98%	05/15/2024	989	995,318
Post Holdings, Inc.,
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	3.49%	05/24/2024	1,802	1,807,235
Revolving Credit Loan(d)(f)	0.00%	01/29/2019	2,094	2,091,622
Shearer’s Foods, LLC,
First Lien Term Loan (3 mo. USD LIBOR + 3.94%)	5.23%	06/30/2021	445	445,761
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)(d)	8.05%	06/30/2022	250	240,459
				25,818,490

Food Service–2.26%
Landry’s, Inc.,
Term Loan B (2 mo. USD LIBOR + 2.75%)	3.98%	10/04/2023	516	514,103
Term Loan B (3 mo. USD LIBOR + 2.75%)	4.01%	10/04/2023	738	731,975
New Red Finance, Inc.,
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.51%	02/16/2024	2,367	2,363,272
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	3.55%	02/16/2024	1,509	1,506,781
NPC International, Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.74%	04/19/2024	1,098	1,106,648
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.74%	04/18/2025	346	351,003
Red Lobster Management, LLC, Term Loan (1 mo. USD LIBOR + 5.25%)	6.49%	07/28/2021	319	322,193
Restaurant Holding Co., LLC, First Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.99%	02/28/2019	1,229	1,205,480
Steak ‘n Shake Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.99%	03/19/2021	1,008	988,140
TKC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.49%	02/01/2023	1,601	1,609,497
US Foods, Inc., Second Lien Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	06/27/2023	7,142	7,181,328
				17,880,420

Health Care–3.96%
Acadia Healthcare Co., Inc.,
Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.99%	02/11/2022	709	714,457
Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	3.98%	02/16/2023	1,907	1,919,961
ATI Holdings, Inc., First Lien Term Loan(e)	—	05/10/2023	565	568,158
CareCore National, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)(d)	5.24%	03/05/2021	1,365	1,385,265
Community Health Systems, Inc.,
Incremental Term Loan G (3 mo. USD LIBOR + 2.75%)	4.07%	12/31/2019	260	259,898
Revolving Credit Loan(d)(f)	0.00%	01/27/2019	843	834,360
Convatec Inc., Term Loan B (3 mo. USD LIBOR + 2.50%)	3.55%	10/31/2023	267	268,289
DJO Finance LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.49%	06/07/2020	3,084	3,076,059
Envision Healthcare Corp., Term Loan (3 mo. USD LIBOR + 3.00%)	4.30%	12/01/2023	541	545,641
Explorer Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	5.06%	05/02/2023	1,241	1,248,580
Global Healthcare Exchange, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.55%	06/30/2024	854	854,826
Greatbatch, Ltd., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.73%	10/27/2022	984	989,863
HC Group Holdings III, Inc., Term Loan (3 mo. USD LIBOR + 5.00%)(d)	6.32%	04/07/2022	1,532	1,545,666

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
INC Research Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.49%	08/01/2024		$170	$170,321
Kinetic Concepts, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.55%	02/03/2024		2,989	2,966,102
MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	4.30%	06/07/2023		5,102	5,130,425
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	5.05%	06/30/2021		555	557,532
Parexel International Corp., Term Loan(e)	—	08/11/2024		3,112	3,123,629
Surgery Center Holdings, Inc., Term Loan(e)	—	06/20/2024		744	739,026
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	02/06/2024		2,914	2,885,084
Unilabs Diagnostics AB (Sweden), Revolver Loan(d)(f)	0.00%	03/12/2021	EUR	768	900,777
WP CityMD Bidco LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	5.30%	06/07/2024		580	582,854
					31,266,773

Home Furnishings–0.59%
Comfort Holding, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	5.98%	02/05/2024		1,596	1,488,546
Second Lien Term Loan (1 mo. USD LIBOR + 10.00%)	11.23%	02/03/2025		202	172,684
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.74%	08/05/2024		581	584,917
Serta Simmons Bedding, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.80%	11/08/2023		2,472	2,410,026
					4,656,173

Industrial Equipment–2.53%
Accudyne Industries LLC,
Revolver Loan (Acquired 07/08/2016; Cost $1,970,509)(d)(f)	0.00%	09/13/2019		2,365	2,152,193
Term Loan(e)	—	08/15/2024		1,469	1,471,321
Clark Equipment Co., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.01%	05/18/2024		2,484	2,495,078
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 3.00%)	4.30%	01/31/2024		364	365,759
Crosby US Acquisition Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.31%	11/23/2020		1,681	1,555,289
DXP Enterprises, Inc., Term Loan(d)(e)	—	08/29/2023		516	513,739
Engineered Machinery Holdings, Inc.,
Delayed Draw Term Loan(f)	0.00%	07/25/2024		51	51,442
Delayed Draw Term Loan(f)	0.00%	07/25/2025		31	30,566
First Lien Term Loan(e)	—	07/19/2024		395	395,705
Second Lien Delayed Draw Term Loan(e)	—	07/25/2025		4	4,168
Second Lien Term Loan(e)	—	07/25/2025		289	291,767
Filtration Group Corp., First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	4.26%	11/23/2020		2,195	2,207,953
Gardner Denver, Inc.,
Term Loan B-1(e)	—	07/30/2024	EUR	653	776,291
Term Loan B-1(e)	—	07/30/2024		1,689	1,690,863
Generac Power System, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	3.55%	05/31/2023		352	353,389
Milacron LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	4.24%	09/25/2023		986	991,781
MX Holdings US, Inc., Term Loan B-1-B (1 mo. USD LIBOR + 2.75%)	3.99%	08/14/2023		1,001	1,006,151
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.80%	11/27/2020		1,270	1,191,597
Rexnord LLC/ RBS Global, Inc.,
Term Loan B (1 mo. USD LIBOR + 2.75%)	4.05%	08/21/2023		31	31,370
Term Loan B (3 mo. USD LIBOR + 2.75%)	4.05%	08/21/2023		306	306,831
Robertshaw US Holding Corp.,
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.75%	08/10/2024		723	728,700
Second Lien Term Loan(e)	—	02/10/2025		243	241,030
Tank Holding Corp., Term Loan (3 mo. USD LIBOR + 4.25%)	5.55%	03/16/2022		599	601,739
Terex Corp., Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	3.51%	01/31/2024		519	518,887
					19,973,609

Insurance–0.65%
Alliant Holdings I, L.P., Term Loan (3 mo. USD LIBOR + 3.25%)	4.56%	08/14/2022		239	239,477

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–(continued)
AmWINS Group, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	01/25/2024		$825	$827,206
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.99%	01/25/2025		143	146,751
Hub International Ltd.,
Term Loan (2 mo. USD LIBOR + 3.00%)	4.26%	10/02/2020		2	2,475
Term Loan (3 mo. USD LIBOR + 3.00%)	4.31%	10/02/2020		950	955,222
USI Inc.,
Incremental Term Loan(e)	—	05/16/2024		1,422	1,414,942
Term Loan (6 mo. USD LIBOR + 3.00%)	4.31%	05/16/2024		1,567	1,561,097
					5,147,170

Leisure Goods, Activities & Movies–3.74%
Alpha Topco Ltd. (United Kingdom), Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	4.49%	02/01/2024		7,023	7,076,687
AMC Entertainment Inc.,
Incremental Term Loan B (1 mo. USD LIBOR + 2.25%)	3.48%	12/15/2023		980	977,889
Term Loan (1 mo. USD LIBOR + 2.25%)	3.48%	12/15/2022		1,260	1,256,273
Ancestry.com Operations Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.48%	10/19/2023		201	202,669
Bright Horizons Family Solutions, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.49%	11/07/2023		612	616,576
Cinemark USA, Inc.,
Term Loan (2 mo. USD LIBOR + 2.00%)	3.27%	05/09/2022		128	128,733
Term Loan (3 mo. USD LIBOR + 2.00%)	3.23%	05/09/2022		1	278
CWGS Group, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.98%	11/08/2023		2,312	2,332,796
Cyan Blue Holdco 3 Ltd. (Jersey), Term Loan B-2(e)	—	07/30/2024		1,062	1,070,798
Dorna Sports, S.L. (Spain),
Term Loan B-2 (3 mo. EURIBOR + 3.25%)	3.25%	04/12/2024	EUR	856	1,023,947
Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	5.02%	04/12/2024		854	850,475
Equinox Holdings Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.49%	03/08/2024		1,176	1,179,837
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.23%	09/08/2024		132	135,258
Fitness International, LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.49%	07/01/2020		1,848	1,869,612
Fugue Finance B.V., Term Loan(e)	—	09/01/2024	EUR	1,032	1,234,541
Intrawest Resorts Holdings, Inc.,
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.49%	07/31/2024		593	594,611
Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.49%	07/31/2024		313	313,533
MTL Publishing LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	3.73%	08/21/2023		1,610	1,616,091
Orbiter Group S.a.r.l. (Luxembourg), Term Loan B(e)	—	07/07/2024	CHF	369	391,839
Regal Cinemas Corp., Term Loan (1 mo. USD LIBOR + 2.00%)	3.24%	04/01/2022		1,494	1,483,680
Sabre GLBL Inc., Incremental Term Loan B-1(e)	—	02/22/2024		354	356,237
Shutterfly Inc., Delayed Draw Term Loan B(f)	0.00%	08/17/2024		461	459,031
UFC Holdings, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.49%	08/18/2023		3,232	3,247,440
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.74%	08/18/2024		1,045	1,069,233
					29,488,064

Lodging & Casinos–3.90%
B&B Hotels S.A.S. (France), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	03/14/2023	EUR	1,000	1,206,819
Belmond Interfin Ltd. (Bermuda), Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	07/03/2024		1,402	1,405,236
Boyd Gaming Corp., Term Loan B (1 wk. USD LIBOR + 2.50%)	3.70%	09/15/2023		834	837,056
Caesars Growth Properties Holdings, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.24%	05/08/2021		1,588	1,595,142
CityCenter Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.73%	04/18/2024		759	761,255
Four Seasons Hotels Ltd. (Canada), Term Loan (1 mo. USD LIBOR + 2.50%)	3.74%	11/30/2023		1,174	1,180,647
Harrah’s Operating Co., Inc., Term Loan B-6 (1 mo. USD LIBOR + 1.50%)(i)(j)	1.50%			4,541	5,488,414
Hilton Worldwide Finance, LLC, Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	3.23%	10/25/2023		1,085	1,090,185

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Lodging & Casinos–(continued)
La Quinta Intermediate Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	4.05%	04/14/2021	$4,015	$4,032,868
Las Vegas Sands, LLC/Venetian Casino Resort, LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.24%	03/29/2024	11	11,485
RHP Hotel Properties, L.P., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.56%	05/11/2024	602	605,612
Scientific Games International, Inc.,
Multicurrency Revolver Loan(f)	0.00%	10/18/2018	2,490	2,452,637
Term Loan B-4(e)	—	08/14/2024	4,683	4,726,588
Station Casinos LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.74%	06/08/2023	2,576	2,577,068
Twin River Management Group, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.80%	07/10/2020	2,781	2,806,819
				30,777,831

Nonferrous Metals & Minerals–0.22%
American Rock Salt Co. LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.99%	05/20/2021	549	549,798
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.99%	05/20/2021	203	203,374
Dynacast International LLC,
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.55%	01/28/2022	932	935,129
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(d)	9.80%	01/30/2023	15	15,429
				1,703,730

Oil & Gas–5.85%
Ascent Resources — Marcellus, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.48%	08/04/2020	3,021	2,031,312
BCP Raptor, LLC, Term Loan (2 mo. USD LIBOR + 4.25%)	5.51%	06/24/2024	1,455	1,469,145
Bronco Midstream Funding, LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	5.32%	08/17/2020	2,357	2,387,551
California Resources Corp., Term Loan (1 mo. USD LIBOR + 10.38%)	11.60%	12/31/2021	1,484	1,578,327
Citgo Holdings, Inc., Term Loan (3 mo. USD LIBOR + 8.50%)	9.80%	05/12/2018	4,009	4,050,616
Citgo Petroleum Corp., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.80%	07/29/2021	1,356	1,360,170
Crestwood Holdings LLC, Term Loan B-1 (1 mo. USD LIBOR + 8.00%)	9.23%	06/19/2019	1,953	1,950,977
Drillships Financing Holding Inc., Term Loan B-1(h)(i)	0.00%	03/31/2021	5,284	3,381,515
Fieldwood Energy LLC,
Term Loan (3 mo. USD LIBOR + 2.88%)	4.17%	09/28/2018	147	138,023
Term Loan (3 mo. USD LIBOR + 7.00%)	8.30%	08/31/2020	2,833	2,634,261
Floatel International Ltd., Term Loan (3 mo. USD LIBOR + 5.00%)	6.30%	06/27/2020	3,512	2,607,594
Gulf Finance, LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	6.55%	08/25/2023	3,411	3,121,336
HGIM Corp., Term Loan B (3 mo. USD LIBOR + 4.50%)	5.75%	06/18/2020	3,622	1,521,398
Jonah Energy LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.74%	05/12/2021	1,467	1,447,040
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 5.50%) (Acquired 07/30/2014-09/14/2016; Cost $1,973,928)(d)	6.80%	07/31/2020	2,107	1,685,812
Pacific Drilling S.A. (Luxembourg), Term Loan (3 mo. USD LIBOR + 3.50%)	4.75%	06/03/2018	694	239,702
Paragon Offshore Finance Co. (Cayman Islands),
Term Loan (3 mo. USD LIBOR + 6.00%)(i)	7.30%	07/18/2022	90	75,473
Term Loan (Prime Rate + 1.75%)(i)	6.00%	07/16/2021	15	5,671
Petroleum GEO-Services ASA, Term Loan (3 mo. USD LIBOR + 2.50%)	3.80%	03/19/2021	4,611	3,782,975
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 3.00%)	4.30%	02/21/2021	10,214	6,642,452
Southcross Energy Partners, L.P., Term Loan (3 mo. USD LIBOR + 4.25%)	5.55%	08/04/2021	1,046	925,229
Veresen Midstream US LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.74%	03/31/2022	989	995,496
Weatherford International Ltd. (Bermuda), Term Loan (1 mo. USD LIBOR + 2.30%)	3.54%	07/13/2020	2,224	2,135,015
				46,167,090

Publishing–2.10%
Ascend Learning, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.53%	07/12/2024	1,022	1,029,359
Getty Images, Inc., Revolving Credit Loan(d)(f)	0.00%	10/18/2017	4,104	4,021,587
Merrill Communications LLC, Term Loan (3 mo. USD LIBOR + 5.25%)	6.56%	06/01/2022	34	34,537
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	3.23%	10/04/2023	6,840	6,854,567

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Publishing–(continued)
ProQuest LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.99%	10/24/2021		$1,074	$1,086,977
Tribune Media Co., Term Loan C (1 mo. USD LIBOR + 3.00%)	4.24%	01/27/2024		3,492	3,505,832
					16,532,859

Radio & Television–2.27%
E.W. Scripps Co., Term Loan(e)	—	10/04/2024		443	444,189
Gray Television, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	3.73%	02/07/2024		221	222,159
iHeartCommunications, Inc.,
Term Loan D (1 mo. USD LIBOR + 6.75%)	7.99%	01/30/2019		7,639	6,152,022
Term Loan E (1 mo. USD LIBOR + 7.50%)	8.74%	07/31/2019		11,492	9,243,792
Mission Broadcasting, Inc., Term Loan B-2(e)	—	01/17/2024		10	9,741
Nexstar Broadcasting, Inc., Term Loan B-2(e)	—	01/17/2024		78	77,808
Raycom TV Broadcasting, LLC, Term Loan B(e)	—	08/30/2024		1,278	1,288,073
Sinclair Television Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.49%	01/03/2024		506	506,854
					17,944,638

Retailers (except Food & Drug)–6.31%
Action Holding B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/25/2022	EUR	397	479,492
Bass Pro Group, LLC,
Term Loan (1 mo. USD LIBOR + 3.25%)	4.48%	06/05/2020		226	225,730
Term Loan (3 mo. USD LIBOR + 5.00%)	6.30%	12/16/2023		4,799	4,565,313
BJ’s Wholesale Club, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	4.97%	02/03/2024		457	442,386
Burlington Coat Factory Warehouse Corp., Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.98%	08/13/2021		760	763,800
Cortefiel, S.A., (Spain)
PIK Term Loan B-1, 1.00% PIK Rate, 4.25% Cash Rate(g)	1.00%	03/21/2018	EUR	311	370,495
PIK Term Loan B-2, 1.00% PIK Rate, 4.25% Cash Rate(g)	1.00%	03/21/2018	EUR	339	404,082
PIK Term Loan B-3, 1.00% PIK Rate, 4.25% Cash Rate(g)	1.00%	03/21/2018	EUR	157	187,631
PIK Term Loan B-3, 1.00% PIK Rate, 5.25% Cash Rate(g)	1.00%	03/21/2018	EUR	2,466	2,942,188
David’s Bridal, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.30%	10/11/2019		952	752,388
Fullbeauty Brands Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.75%)	5.99%	10/14/2022		2,059	1,457,940
J. Crew Group, Inc.,
Term Loan (1 mo. USD LIBOR + 3.22%)	4.45%	03/05/2021		150	88,466
Term Loan (3 mo. USD LIBOR + 3.22%)	4.45%	03/05/2021		225	132,051
Jill Acquisition LLC, Term Loan (3 mo. USD LIBOR + 5.00%)	6.32%	05/08/2022		340	334,564
Lands’ End, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.48%	04/02/2021		2,438	1,998,867
Michaels Stores, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.98%	01/28/2023		309	309,013
Moran Foods LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.24%	12/05/2023		1,372	1,309,987
National Vision, Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.24%	03/12/2021		710	712,783
Revolving Credit Loan(d)(f)	0.00%	03/13/2019		1,250	1,149,948
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.99%	03/13/2022		89	88,474
Party City Holdings Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.32%	08/19/2022		685	686,952
Payless Inc.,
Term Loan A-1 (1 mo. USD LIBOR + 8.00%) (Acquired 05/17/2017; Cost $881,898)	9.23%	02/10/2022		882	882,956
Term Loan A-2 (1 mo. USD LIBOR + 9.00%)(d)	10.23%	08/10/2022		1,655	1,664,657
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.31%	01/26/2023		2,646	2,239,980
Pier 1 Imports (U.S.), Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.80%	04/30/2021		869	837,491
Sally Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.75%	07/05/2024		580	583,942
Savers Inc.,
Term Loan (2 mo. USD LIBOR + 3.75%)	5.01%	07/09/2019		10	9,078
Term Loan (3 mo. USD LIBOR + 3.75%)	5.06%	07/09/2019		3,686	3,449,733
Sears Roebuck Acceptance Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	06/30/2018		7,318	7,260,098
Staples, Inc., Term Loan(e)	—	08/14/2024		2,554	2,544,172

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–(continued)
Toys ‘R’ Us Property Co. I, LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	6.24%	08/21/2019		$7,540	$7,050,051
Toys ‘R’ Us-Delaware, Inc.,
Term Loan A-1 (3 mo. USD LIBOR + 7.25%) (Acquired 10/14/2014; Cost $999,662)(d)	8.56%	10/24/2019		1,013	1,017,856
Term Loan A-1 (3 mo. USD LIBOR + 7.25%) (Acquired 10/14/2014; Cost $1,239,584)(d)	8.56%	10/24/2019		1,256	1,262,141
Term Loan B-2 (3 mo. USD LIBOR + 3.75%)	5.25%	05/25/2018		153	147,475
Term Loan B-3 (3 mo. USD LIBOR + 3.75%)	5.25%	05/25/2018		20	18,823
Vivarte (France), PIK Term Loan, 7.00% PIK Rate, 4.00% Cash Rate(g)	7.00%	10/29/2019	EUR	1,488	1,456,005
					49,827,008

Steel–0.05%
Atkore International, Inc., Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	4.30%	12/22/2023		431	432,918

Surface Transport–0.80%
Kenan Advantage Group, Inc.,
Term Loan (1 mo. USD LIBOR + 3.00%)	4.24%	07/29/2022		568	568,753
Term Loan (1 mo. USD LIBOR + 3.00%)	4.24%	07/29/2022		2,312	2,315,335
PODS LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.48%	02/02/2022		904	911,112
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.49%	06/26/2021		1,704	1,491,202
XPO Logistics, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.55%	11/01/2021		1,029	1,031,535
					6,317,937

Telecommunications–8.57%
Avaya Inc., DIP Term Loan (1 mo. USD LIBOR + 7.50%)	8.73%	01/24/2018		757	772,012
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.75%	01/31/2025		7,360	7,217,225
Colorado Buyer Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.31%	05/01/2024		1,325	1,333,908
Communications Sales & Leasing, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.24%	10/24/2022		4,883	4,732,751
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.24%	10/05/2023		6,677	6,574,157
Frontier Communications Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	03/31/2021		2,748	2,641,913
GTT Communications, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.50%	01/09/2024		1,637	1,647,646
Intelsat Jackson Holdings S.A., Term Loan B-2 (3 mo. USD LIBOR + 2.75%)	4.00%	06/30/2019		2,754	2,747,388
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.49%	02/22/2024		7,874	7,882,738
Radiate Holdco, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.24%	02/01/2024		2,272	2,245,829
Sprint Communications Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.75%	02/02/2024		6,234	6,244,591
Syniverse Holdings, Inc.,
Term Loan (3 mo. USD LIBOR + 3.00%)	4.31%	04/23/2019		4,413	4,255,104
Term Loan B (3 mo. USD LIBOR + 3.00%)	4.30%	04/23/2019		1,031	993,936
Telesat LLC, Term Loan B-4 (3 mo. USD LIBOR + 3.00%)	4.30%	11/17/2023		6,591	6,654,371
U.S. Telepacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	6.32%	05/02/2023		3,068	2,998,534
Windstream Services, LLC,
Term Loan B-6 (1 mo. USD LIBOR + 4.00%)	5.23%	03/29/2021		5,259	4,838,688
Term Loan B-6 (2 mo. USD LIBOR + 4.00%)	5.27%	03/29/2021		13	12,217
Term Loan B-7 (1 mo. USD LIBOR + 3.25%)	4.48%	02/17/2024		552	486,271
Term Loan B-7 (2 mo. USD LIBOR + 3.25%)	4.52%	02/17/2024		1	1,224
Zayo Group, LLC,
Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	3.23%	01/19/2021		683	683,969
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.48%	01/19/2024		2,701	2,707,776
					67,672,248

Utilities–8.70%
AES Corp., (The), Term Loan (3 mo. USD LIBOR + 2.00%)	3.32%	05/24/2022		999	1,000,702
APLP Holdings L.P. (Canada), Term Loan (1 mo. USD LIBOR + 4.25%)	5.49%	04/13/2023		1,248	1,266,252
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	05/27/2022		702	705,578

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Utilities–(continued)
Calpine Corp.,
Term Loan B-5 (3 mo. USD LIBOR + 2.75%)	4.05%	01/15/2024		$2,898	$2,893,660
Term Loan B-6 (3 mo. USD LIBOR + 2.75%)	4.05%	01/15/2024		5,836	5,830,113
Term Loan B-7 (3 mo. USD LIBOR + 2.75%)	4.05%	05/31/2023		2,808	2,804,467
Term Loan B-8 (1 mo. USD LIBOR + 1.75%)	2.99%	12/31/2019		325	324,480
Dynegy Inc., Term Loan C-1 (1 mo. USD LIBOR + 3.25%)	4.49%	02/07/2024		4,901	4,915,719
Eastern Power, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.99%	10/02/2023		2,276	2,284,120
Energy Future Intermediate Holding Co. LLC, DIP Term Loan (1 mo. USD LIBOR + 3.00%)	4.23%	06/30/2018		5,307	5,337,778
Granite Acquisition, Inc.,
First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	5.30%	12/17/2021		2,542	2,564,703
First Lien Term Loan C (3 mo. USD LIBOR + 4.00%)	5.30%	12/17/2021		113	114,433
Second Lien Term Loan B (3 mo. USD LIBOR + 7.25%)	8.55%	12/19/2022		592	594,571
Lightstone Holdco LLC,
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.74%	01/30/2024		3,543	3,528,893
Term Loan C (1 mo. USD LIBOR + 4.50%)	5.74%	01/30/2024		221	219,886
Nautilus Power, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	05/16/2024		1,346	1,357,185
NRG Energy Inc.,
Revolver Loan A(d)(f)	0.00%	07/01/2018		17,507	17,367,056
Term Loan (3 mo. USD LIBOR + 2.25%)	3.55%	06/30/2023		4,750	4,750,384
Pike Corp.,
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.24%	09/10/2024		90	91,455
Term Loan (1 mo. USD LIBOR + 3.75%)	4.99%	03/08/2024		464	469,363
Southeast PowerGen LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)	4.80%	12/02/2021		776	745,932
Talen Energy Supply, LLC, Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.24%	07/15/2023		92	90,862
USIC Holding, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.92%	12/08/2023		1,718	1,727,780
Vistra Operations Co. LLC,
Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	3.98%	12/14/2023		656	658,081
Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	08/04/2023		5,720	5,728,933
Term Loan C (1 mo. USD LIBOR + 2.75%)	3.98%	08/04/2023		1,311	1,313,165
					68,685,551
Total Variable Rate Senior Loan Interests					853,768,954

Bonds & Notes–7.29%
Air Transport–0.41%
LATAM Airlines Group S.A. (Chile)	4.50%	08/15/2025		319	317,377
Mesa Airlines, Inc. (Acquired 11/25/2015; Cost $2,839,437)(k)	5.75%	07/15/2025		2,839	2,903,324
					3,220,701

Automotive–0.39%
Federal-Mogul Holdings Corp.(k)	5.00%	07/15/2024	EUR	286	327,225
Federal-Mogul Holdings Corp. (3 mo. EURIBOR + 4.88%)(k)(l)	4.88%	04/15/2024	EUR	641	753,693
Schaeffler AG (Germany)(k)	4.13%	09/15/2021		452	457,990
Schaeffler AG (Germany)(k)	4.50%	09/15/2023		452	461,040
Schaeffler AG (Germany)(k)	4.75%	09/15/2026		833	842,371
Superior Industries International, Inc.(k)	6.00%	06/15/2025	EUR	189	208,706
					3,051,025

Business Equipment & Services–0.50%
Dream Secured Bondco AB (Sweden) (3 mo. EURIBOR + 7.25%)(k)(l)	8.25%	10/21/2023	EUR	1,850	2,224,269
Dream Secured Bondco AB (Sweden) (3 mo. STIBOR + 7.25%)(k)(l)	8.25%	10/21/2023	SEK	1,408	178,464
ICBPI (United Kingdom) (6 mo. EURIBOR + 8.00%)(k)(l)	8.00%	05/30/2021	EUR	1,250	1,513,953
					3,916,686

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–1.59%
Altice Financing S.A. (Luxembourg)(k)	6.63%	02/15/2023		$520	$549,900
Altice Financing S.A. (Luxembourg)(k)	7.50%	05/15/2026		3,966	4,342,770
Altice US Finance I Corp.(k)	5.50%	05/15/2026		5,666	5,991,795
Numericable-SFR S.A. (France)(k)	7.38%	05/01/2026		1,020	1,101,600
Virgin Media Investment Holdings Ltd. (United Kingdom)(k)	5.50%	08/15/2026		554	585,855
					12,571,920

Chemicals & Plastics–0.29%
Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		2,516	2,301,957

Containers & Glass Products–0.45%
Ardagh Glass Finance PLC(k)	4.25%	09/15/2022		504	517,230
Ardagh Glass Finance PLC(k)	4.63%	05/15/2023		852	876,495
Horizon Holdings III (France)(k)	8.25%	02/15/2022	EUR	460	586,623
Reynolds Group Holdings Inc.	5.75%	10/15/2020		594	605,138
Reynolds Group Holdings Inc. (3 mo. USD LIBOR + 3.50%)(k)(l)	4.80%	07/15/2021		969	988,380
					3,573,866

Electronics & Electrical–0.51%
Blackboard Inc.(k)	9.75%	10/15/2021		2,907	2,645,370
Dell International LLC(k)	5.45%	06/15/2023		720	788,804
Micron Technology, Inc.	7.50%	09/15/2023		494	548,957
					3,983,131

Financial Intermediaries–0.57%
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	11.00%	11/01/2023	GBP	1,250	1,754,728
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 5.50%)(k)(l)	5.50%	10/01/2021	EUR	971	1,177,601
Nemean Bondco PLC (United Kingdom)(k)	7.38%	02/01/2024	GBP	385	479,198
Nemean Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(k)(l)	6.79%	02/01/2023	GBP	600	753,477
Promontoria MCS (France) (3 mo. EURIBOR + 5.75%)(k)(l)	5.75%	09/30/2021	EUR	233	295,402
					4,460,406

Health Care–0.87%
Care UK Health & Social Care PLC (United Kingdom) (3 mo. GBP LIBOR + 5.00%)(k)(l)	5.29%	07/15/2019	GBP	1,750	2,252,245
DJO Finance LLC(k)	8.13%	06/15/2021		1,062	1,011,555
DJO Finance LLC	10.75%	04/15/2020		3,085	2,695,519
IDH Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 6.00%)(k)(l)	6.28%	08/15/2022	GBP	750	916,485
					6,875,804

Lodging & Casinos–0.23%
ESH Hospitality, Inc.(k)	5.25%	05/01/2025		755	782,368
Travelodge Hotels Ltd. (United Kingdom) (3 mo. GBP LIBOR + 4.88%)(k)(l)	5.15%	05/15/2023	GBP	800	1,049,129
					1,831,497

Nonferrous Metals & Minerals–0.42%
TiZir Ltd. (United Kingdom)(d)(k)	9.50%	07/19/2022		3,308	3,312,135

Oil & Gas–0.13%
Pacific Drilling S.A. (Luxembourg)(k)	5.38%	06/01/2020		2,928	1,039,440

Radio & Television–0.32%
Clear Channel International B.V.(k)	8.75%	12/15/2020		2,436	2,551,710

Rail Industries–0.02%
Channel Link Enterprises Finance PLC (United Kingdom) (6 mo. EURIBOR + 2.71%)(k)(l)	2.71%	06/30/2050	EUR	133	163,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–0.14%
Claire’s Stores Inc.(k)	6.13%	03/15/2020		$780	$356,850
TWIN SET — Simona Barbieri S.p.A. (Italy) (3 mo. EURIBOR + 5.88%)(k)(l)	5.54%	07/15/2019	EUR	655	778,259
					1,135,109

Telecommunications–0.45%
Communications Sales & Leasing, Inc.(k)	6.00%	04/15/2023		623	624,557
Communications Sales & Leasing, Inc.(k)	7.13%	12/15/2024		146	136,328
Goodman Networks Inc.	8.00%	05/11/2022		1,968	1,662,862
Wind Telecomunicazioni S.p.A. (Italy)(k)	6.50%	04/30/2020		269	279,087
Wind Telecomunicazioni S.p.A. (Italy)(k)	7.38%	04/23/2021		811	844,454
Windstream Services, LLC	6.38%	08/01/2023		25	19,438
					3,566,726
Total Bonds & Notes					57,555,126

			Shares
Common Stocks & Other Equity Interests–6.76%(m)
Aerospace & Defense–0.54%
IAP Worldwide Services (Acquired 07/18/2014-08/18/2014; Cost $249,110)(d)(k)(n)				229	4,223,861

Automotive–0.02%
Transtar Holding Co., Class A(k)(n)				2,935,894	161,474

Building & Development–1.08%
Axia Inc. (Acquired 05/30/2008; Cost $2,268,885)(d)(k)(n)(o)				505	4,532,541
BMC Stock Holdings, Inc.(n)				129,856	2,636,077
Five Point Holdings LLC , Class A(n)				98,198	1,389,501
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/2010; Cost $7,938,060)(d)(k)(n)				780	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/2010; Cost $93,975)(d)(k)(n)				9	0
					8,558,119

Chemicals & Plastics–0.00%
Lyondell Chemical Co., Class A				142	12,864

Conglomerates–0.03%
Euramax International, Inc.(k)(n)				3,272	268,320

Cosmetics & Toiletries–0.09%
Levlad, LLC (Acquired 03/26/2007; Cost $241,821)(d)(k)(n)				4,893	709,427

Drugs–0.00%
BPA Laboratories, Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(d)(k)(n)				7,160	0
BPA Laboratories, Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(d)(k)(n)				11,479	0
					0

Financial Intermediaries–0.00%
RJO Holdings Corp. (Acquired 12/10/2010; Cost $0)(d)(k)(n)				2,852	15,684
RJO Holdings Corp., Class A (Acquired 12/10/2010; Cost $0)(d)(k)(n)				2,314	2,545
RJO Holdings Corp., Class B (Acquired 12/10/2010; Cost $0)(d)(k)(n)				3,000	30
					18,259

Forest Products–0.04%
Verso Corp., Class A(n)				65,375	347,795

Health Care–0.02%
New Millennium Holdco(k)(n)				136,135	144,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Senior Loan Fund

			Shares		Value
Home Furnishings–0.17%
WKI Holding Co. Inc.(d)(n)				52,654	$1,373,851

Lodging & Casinos–2.22%
Twin River Management Group, Inc.(k)(n)				189,050	17,487,125

Nonferrous Metals & Minerals–0.22%
Arch Coal, Inc., Class A				21,727	1,735,335

Oil & Gas–0.52%
Ameriforge Group, Inc.(k)(n)				499	13,473
CJ Holding Co.(n)				27,250	688,335
Paragon Offshore Finance Co. (Cayman Islands)(i)(k)(n)				2,645	38,683
Paragon Offshore Finance Co. (Cayman Islands), Class A(i)(k)(n)				2,645	2,050
Paragon Offshore Finance Co. (Cayman Islands), Class B(i)(k)(n)				1,323	22,491
Samson Investment Co.(k)(n)				144,254	3,353,906
					4,118,938

Publishing–0.61%
Affiliated Media, Inc., Class B(k)(n)				81,915	1,679,260
Cygnus Business Media, Inc. (Acquired 07/19/2004; Cost $1,793,148)(d)(k)(n)(o)				8,426	0
F&W Publications, Inc. (Acquired 06/09/2010; Cost $23,348)(d)(k)(n)				18,385	1,839
MC Communications, LLC (Acquired 07/02/2009; Cost $0)(d)(k)(n)				739,818	0
Merrill Communications LLC, Class A(k)(n)				326,686	3,021,845
Tronc, Inc.(n)				4,756	69,010
					4,771,954

Retailers (except Food & Drug)–0.33%
Payless Inc.(k)(n)				83,461	2,588,790

Telecommunications–0.01%
CTM Media Holdings Inc.(n)				1,270	61,404
Goodman Networks Inc.(d)(n)				117,618	0
					61,404

Utilities–0.86%
Vistra Operations Co. LLC				357,798	6,333,025
Vistra Operations Co. LLC(d)(k)(n)				585,868	87,880
Vistra Operations Co. LLC, Rts. Expiring 12/31/2046 (Acquired 10/03/2016; Cost $626,147)(k)(n)				357,798	375,688
					6,796,593
Total Common Stocks & Other Equity Interests					53,378,821

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Structured Products–1.88%
Apidos CLO X, Series, 2012-10A, Class E (3 mo. USD LIBOR + 6.25%)(k)(l)	7.56%	10/30/2022		$610	611,922
Atrium X LLC, Series, 2013-10A, Class E (3 mo. USD LIBOR + 4.50%)(k)(l)	5.80%	07/16/2025		251	251,699
Clontarf Park CLO (Ireland), Series 2017-1A, Class D, REGS (3 mo. EURIBOR + 5.10%)(k)(l)	5.10%	08/05/2030	EUR	136	159,859
Gallatin Funding CLO VII, Ltd., Series 2014-1A, Class E (3 mo. USD LIBOR + 5.67%)(k)(l)	6.97%	07/15/2023		1,575	1,583,886
ING Investment Management CLO IV, Ltd., Series 2007-4A, Class D (3 mo. USD LIBOR + 4.25%)(k)(l)	5.56%	06/14/2022		542	545,775
ING Investment Management CLO, Ltd., Series 2013-1, Class D (3 mo. USD LIBOR + 5.00%)(k)(l)	6.30%	04/15/2024		787	790,843
KKR Financial CLO, Ltd., Series 2012-1A, Class D (3 mo. USD LIBOR + 5.50%)(k)(l)	6.75%	12/15/2024		2,039	2,049,346
Madison Park Funding XIV, Ltd., Series 2014-14A, Class F (3 mo. USD LIBOR + 5.40%)(k)(l)	6.71%	07/20/2026		1,075	1,022,319
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class D (3 mo. USD LIBOR + 5.10%)(k)(l)	6.41%	10/25/2028		1,220	1,231,233

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Octagon Investment Partners XIX, Ltd., Series 2014-1A, Class E (3 mo. USD LIBOR + 4.85%)(k)(l)	6.15%	04/15/2026	$1,741	$1,706,257
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E (3 mo. USD LIBOR + 4.50%)(k)(l)	5.66%	10/25/2025	775	771,136
Octagon Investment Partners XVIII, Ltd., Series 2013-1A, Class D (3 mo. USD LIBOR + 5.25%)(k)(l)	6.56%	12/16/2024	1,575	1,582,787
Regatta IV Funding Ltd., Series 2014-1A, Class E (3 mo. USD LIBOR + 4.95%)(k)(l)	6.26%	07/25/2026	380	372,403
Symphony CLO VIII, Ltd., Series 2012-8A, Class ER (3 mo. USD LIBOR + 6.00%)(k)(l)	7.30%	01/09/2023	2,140	2,151,211
Total Structured Products				14,830,676

			Shares

Preferred Stocks–0.04%(m)
Financial Intermediaries–0.00%
RJO Holdings Corp. (Acquired 12/10/2010; Cost $0)(d)(k)(n)			584	5,840

Retailers (except Food & Drug)–0.00%
Vivarte (France) (Acquired 01/06/2016-02/16/2017; Cost $0)(d)(k)(n)			1,297	0

Telecommunications–0.03%
Goodman Networks Inc. (Acquired 05/31/2017; Cost $1,399)(d)(k)(n)			139,938	209,907

Utilities–0.01%
Genie Energy Ltd.			7,632	56,248
Total Preferred Stocks				271,995
TOTAL INVESTMENTS IN SECURITIES(p)–124.11% (Cost $995,408,047)				979,805,572
BORROWINGS–(20.27)%				(160,000,000)
OTHER ASSETS LESS LIABILITIES–(3.84)%				(30,335,717)
NET ASSETS–100.00%				$789,469,855

Investment Abbreviations:

CLO	– Collateralized Loan Obligation
CHF	– Swiss Franc
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate

GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REGS	- Regulation S
Rts.	– Rights

SEK	– Swedish Krona
STIBOR	– Stockholm Interbank Offered Rate
USD	– U.S. Dollar
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Principal amount is denominated in U.S. Dollars, unless otherwise noted.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	This variable rate interest will settle after August 31, 2017, at which time the interest rate will be determined.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 9.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2017 was $3,452,710, which represented less than 1% of the Fund’s Net Assets.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	The borrower is in the process of restructuring or amending the terms of this loan.
(k)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $103,181,925, which represented 13.07% of the Fund’s Net Assets.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(m)	Securities acquired through the restructuring of senior loans.
(n)	Non-income producing security.
(o)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of August 31, 2017 was $4,532,541, which represented less than 1% of the Fund’s Net Assets. See Note 5.
(p)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Senior Loan Fund

Portfolio Composition†*

By credit quality, based on Total Investments

as of August 31, 2017

BBB+	0.1%
BBB	0.1
BBB-	5.6
BB+	6.4
BB	14.7
BB-	14.6
B+	15.5
B	18.2
B-	4.9
CCC+	4.5
CCC	1.3
CCC-	0.3
CC	1.6
D	0.6
Non-Rated	6.4
Equity	5.2

†	Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.
*	Excluding money market fund holdings.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/15/2017	Canadian Imperial Bank of Commerce	USD	12,343,082	EUR	10,504,750	$168,707
09/15/2017	Citibank, N.A.	GBP	518,807	USD	676,804	5,716
09/15/2017	Citibank, N.A.	USD	12,358,839	EUR	10,504,750	152,949
09/15/2017	Citibank, N.A.	USD	3,316,266	GBP	2,576,941	17,066
09/15/2017	Citibank, N.A.	USD	366,722	SEK	3,001,288	11,208
09/15/2017	Goldman Sachs International	USD	412,137	CHF	396,226	1,315
09/15/2017	JPMorgan Chase Bank, N.A.	USD	9,266	CHF	8,897	18
09/15/2017	JPMorgan Chase Bank, N.A.	USD	12,656,336	EUR	10,779,607	182,822
09/15/2017	JPMorgan Chase Bank, N.A.	USD	3,365,075	GBP	2,614,494	16,831
09/15/2017	Royal Bank of Canada	USD	781,182	EUR	668,301	14,804
09/15/2017	Royal Bank of Canada	USD	3,318,753	GBP	2,576,941	14,580
10/16/2017	Barclays Bank PLC	USD	5,249,284	EUR	4,402,930	3,708
10/16/2017	Citibank, N.A.	USD	413,481	CHF	396,000	582
10/16/2017	Citibank, N.A.	USD	14,189	SEK	112,611	16
10/16/2017	Goldman Sachs International	USD	1,031,029	GBP	796,386	222
Subtotal						590,544
09/15/2017	Barclays Bank PLC	EUR	10,694,088	USD	12,256,003	(481,298)
09/15/2017	Barclays Bank PLC	GBP	2,769,499	USD	3,576,573	(5,837)
09/15/2017	Barclays Bank PLC	USD	125,893	GBP	96,222	(1,428)
09/15/2017	Citibank, N.A.	EUR	375,144	USD	438,768	(8,050)
09/15/2017	Citibank, N.A.	GBP	2,769,499	USD	3,576,753	(5,657)
09/15/2017	Citibank, N.A.	SEK	3,001,288	USD	358,030	(19,900)
09/15/2017	Citibank, N.A.	USD	86,893	GBP	66,726	(581)
09/15/2017	Goldman Sachs International	CHF	405,123	USD	421,218	(1,519)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/15/2017	Goldman Sachs International	EUR	10,694,088	USD	12,247,725	$(489,576)
09/15/2017	JPMorgan Chase Bank, N.A.	GBP	2,769,499	USD	3,576,434	(5,976)
09/15/2017	JPMorgan Chase Bank, N.A.	USD	1,169,966	GBP	895,980	(10,996)
09/15/2017	Royal Bank of Canada	EUR	10,694,088	USD	12,249,383	(487,918)
10/16/2017	Canadian Imperial Bank of Commerce	EUR	10,543,122	USD	12,409,255	(169,398)
10/16/2017	Citibank, N.A.	EUR	10,543,122	USD	12,424,806	(153,847)
10/16/2017	Citibank, N.A.	GBP	2,581,759	USD	3,325,976	(17,179)
10/16/2017	Citibank, N.A.	SEK	1,526,765	USD	188,508	(4,084)
10/16/2017	JPMorgan Chase Bank, N.A.	CHF	800,628	USD	832,156	(4,991)
10/16/2017	JPMorgan Chase Bank, N.A.	EUR	10,851,210	USD	12,762,325	(183,897)
10/16/2017	JPMorgan Chase Bank, N.A.	GBP	2,581,702	USD	3,326,366	(16,716)
10/16/2017	Royal Bank of Canada	GBP	2,581,759	USD	3,328,494	(14,661)
Subtotal						(2,083,509)
Total Forward Foreign Currency Contracts — Currency Risk						$(1,492,965)

Currency Abbreviations:

CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar

25                         Invesco Senior Loan Fund

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $991,346,014)	$975,273,031
Investments in affiliates, at value (Cost $4,062,033)	4,532,541
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	590,544
Cash	21,023,843
Foreign currencies, at value (Cost $4,109,310)	4,975,710
Receivable for:
Investments sold	38,862,334
Interest and fees	5,014,838
Fund shares sold	161,506
Investments matured (Cost $23,355,042)	617,389
Fund expenses absorbed	9,243
Investment for trustee deferred compensation and retirement plans	33,201
Other assets	47,820
Total assets	1,051,142,000

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	2,083,509
Payable for:
Borrowings	160,000,000
Investments purchased	57,438,892
Fund shares repurchased	21,192
Dividends	1,255,912
Accrued fees to affiliates	120,691
Accrued interest expense	278,737
Accrued trustees’ and officers’ fees and benefits	4,579
Accrued other operating expenses	824,200
Trustee deferred compensation and retirement plans	89,669
Unfunded loan commitments	39,554,764
Total liabilities	261,672,145
Net assets applicable to common shares	$789,469,855

Net assets applicable to common shares consist of:
Shares of beneficial interest	$1,417,910,995
Undistributed net investment income	(3,390,523)
Undistributed net realized gain (loss)	(585,365,767)
Net unrealized appreciation (depreciation)	(39,684,850)
$789,469,855

Net Assets:
Class A	$118,328,976
Class B	$1,215,287
Class C	$103,905,135
Class Y	$2,252,023
Class IB	$520,163,809
Class IC	$43,604,625

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Class A	17,793,339
Class B	182,738
Class C	15,595,408
Class Y	338,607
Class IB	78,189,127
Class IC	6,555,241
Class A:
Net asset value per share	$6.65
Maximum offering price per share
(Net asset value of $6.68 ÷ 96.75%)	$6.87
Class B:
Net asset value and offering price per share	$6.65
Class C:
Net asset value and offering price per share	$6.66
Class Y:
Net asset value and offering price per share	$6.65
Class IB:
Net asset value and offering price per share	$6.65
Class IC:
Net asset value and offering price per share	$6.65

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Senior Loan Fund

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$22,938,095
Dividends	16,674
Other income	650,137
Total investment income	23,604,906

Expenses:
Advisory fees	3,629,921
Administrative services fees	1,030,557
Custodian fees	170,901
Distribution fees:
Class A	151,212
Class B	1,800
Class C	564,696
Class IC	34,281
Interest, facilities and maintenance fees	2,009,364
Transfer agent fees	414,470
Trustees’ and officers’ fees and benefits	18,875
Registration and filing fees	36,388
Reports to shareholders	462,739
Professional services fees	81,860
Taxes	99,462
Other	42,214
Total expenses	8,748,740
Less: Expense offset arrangement(s)	(3,190)
Net expenses	8,745,550
Net investment income	14,859,356

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investment securities	(6,563,735)
Foreign currencies	(230,446)
Forward foreign currency contracts	(2,668,138)
(9,462,319)
Change in net unrealized appreciation (depreciation) of:
Investment securities	9,356,173
Foreign currencies	108,010
Forward foreign currency contracts	(1,487,471)
7,976,712
Net realized and unrealized gain (loss)	(1,485,607)
Net increase in net assets resulting from operations	$13,373,749

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Senior Loan Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$14,859,356	$45,087,285
Net realized gain (loss)	(9,462,319)	(1,138,691)
Change in net unrealized appreciation	7,976,712	115,307,240
Net increase in net assets resulting from operations	13,373,749	159,255,834

Distributions to shareholders from net investment income:
Class A	(2,526,921)	(5,775,753)
Class B	(30,251)	(103,441)
Class C	(11,979,080)	(4,966,347)
Class Y	(50,544)	(69,061)
Class IB	(978,878)	(28,511,016)
Class IC	(1,950,217)	(2,327,793)
Total distributions to shareholders from net investment income	(17,515,891)	(41,753,411)

Return of capital:
Class A	—	(218,745)
Class B	—	(3,875)
Class C	—	(220,587)
Class Y	—	(2,521)
Class IB	—	(1,026,953)
Class IC	—	(86,317)
Total return of capital	—	(1,558,998)

Share transactions–net:
Class A	(2,700,613)	(9,734,001)
Class B	(409,679)	(1,082,254)
Class C	(13,205,723)	(15,030,726)
Class Y	226,995	753,012
Class IB	(30,069,702)	(46,726,612)
Class IC	(2,812,028)	(3,405,514)
Net increase (decrease) in net assets resulting from share transactions	(48,970,750)	(75,226,095)
Net increase (decrease) in net assets	(53,112,892)	40,717,330

Net assets:
Beginning of period	842,582,747	801,865,417
End of period (includes undistributed net investment income of $(3,390,523) and $(733,988), respectively)	$789,469,855	$842,582,747

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Senior Loan Fund

Statement of Cash Flows

For the six months ended August 31, 2017

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$13,373,749

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(321,274,411)
Proceeds from sales of investments	322,772,569
Accretion of discount on investment securities	(1,762,737)
Amortization of loan fees	(162,231)
Net change in unfunded loan commitments	(6,737,493)
Decrease in interest receivables and other assets	1,415,479
Increase in accrued expenses and other payables	253,081
Net realized gain (loss) on investment securities	6,563,735
Net change in unrealized appreciation on investments	(9,356,173)
Net change in forward foreign currency contracts	1,487,471
Net cash provided by operating activities	6,573,039

Cash provided by (used in) financing activities:
Proceeds from shares of beneficial interest sold	11,229,451
Proceeds from borrowings	10,000,000
Disbursements for shares of beneficial interest repurchased	(69,419,685)
Dividends paid to shareholders from net investment income	(8,437,636)
Net cash provided by (used in) financing activities	(56,627,870)
Net increase (decrease) in cash and cash equivalents	(50,054,831)
Cash and cash equivalents at beginning of period	76,054,384
Cash and cash equivalents at end of period	$25,999,553

Supplemental disclosure of cash flow information:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$9,301,650
Conversion of Class B Shares to Class A Shares	$334,730

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$1,923,058

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Senior Loan Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Fund’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund invests primarily in adjustable rate senior loans (“Senior Loans”). Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.

The Fund continuously offers Class A, Class C and Class Y shares. The Fund also has outstanding Class B, Class IB and Class IC shares which are not continuously offered. Each class of shares differs in its initial sales load, contingent deferred sales charges (“CDSC”), the allocation of class-specific expenses and voting rights on matters affecting a single class.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

29                         Invesco Senior Loan Fund

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

30                         Invesco Senior Loan Fund

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,

31                         Invesco Senior Loan Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.	Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
N.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
O.	Other Risks — The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

P.	Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.90%
Next $1 billion	0.85%
Next $1 billion	0.825%
Next $500 million	0.80%
Over $3 billion	0.775%

For the six months ended August 31, 2017, the effective advisory fees incurred by the Fund was 0.88%.

32                         Invesco Senior Loan Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

The Fund has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended August 31, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Transfer agent fees.

The Fund has entered into an administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs related to monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund’s portfolio and providing certain services to the holders of the Fund’s securities. For the six months ended August 31, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serve as custodian and fund accountant and provides certain administrative services of the Fund.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class IC shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of the average daily net assets of Class A shares and up to 1.00% each of the average daily net assets of Class B and Class C shares and up to 0.15% (0.25% maximum) of the average daily net assets of Class IC shares. The fees are accrued daily and paid monthly.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2017, IDI advised the Fund that IDI retained $2,506 in front-end sales commissions from the sale of Class A shares and $4,794 from Class C shares for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Fund are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

33                         Invesco Senior Loan Fund

During the six months ended August 31, 2017, there were transfers from Level 2 to Level 3 of $17,319,468 due to third-party vender quotations utilizing single market quotes and from Level 3 to Level 2 of $8,093,027 due to third-party vendor quotations utilizing more than one market quote.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$780,412,212	$73,356,742	$853,768,954
Bonds & Notes	—	54,242,991	3,312,135	57,555,126
Structured Products	—	14,830,676	—	14,830,676
Common Stocks & Other Equity Interests	13,273,346	29,157,817	10,947,658	53,378,821
Preferred Stocks	56,248	—	215,747	271,995
Investments Matured	—	—	617,389	617,389
	13,329,594	878,643,696	88,449,671	980,422,961
Forward Foreign Currency Contracts*	—	(1,492,965)	—	(1,492,965)
Total Investments	$13,329,594	$877,150,731	$88,449,671	$978,929,996

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2017:

	Value 02/28/17	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 08/31/17
Variable Rate Senior Loan Interests	$85,103,222	$18,436,124	$(40,020,530)	$380,602	$145,099	$(182,536)	$17,319,468	$(7,824,707)	$73,356,742
Bonds & Notes	—	3,308,570	—	—	—	3,565	—	—	3,312,135
Common Stocks & Other Equity Interests	8,318,991	1,176	—	—	—	2,895,811	—	(268,320)	10,947,658
Preferred Stocks	5,840	1,399	—	—	(119,180)	327,688	—	—	215,747
Investments Matured	671,443	267,407	(466,643)	(623)	(329,878)	475,683	—	—	617,389
Total	$94,099,496	$22,014,676	$(40,487,173)	$379,979	$(303,959)	$3,520,211	$17,319,468	$(8,093,027)	$88,449,671

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2017:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$590,544
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$590,544
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(2,083,509)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(2,083,509)

34                         Invesco Senior Loan Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2017.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$3,708	$(488,563)	$(484,855)	$—	$—	$(484,855)
Canadian Imperial Bank of Commerce	168,707	(169,398)	(691)	—	—	(691)
Citibank, N.A.	187,537	(209,298)	(21,761)	—	—	(21,761)
Goldman Sachs International	1,537	(491,095)	(489,558)	—	—	(489,558)
JPMorgan Chase Bank, N.A.	199,671	(222,576)	(22,905)	—	—	(22,905)
Royal Bank of Canada	29,384	(502,579)	(473,195)	—	—	(473,195)
Total	$590,544	$(2,083,509)	$(1,492,965)	$—	$—	$(1,492,965)

Effect of Derivative Investments for the six months ended August 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(2,668,138)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(1,487,471)
Total	$(4,155,609)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$149,849,416

NOTE 5—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the six months ended August 31, 2017.

	Value 02/28/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 08/31/17	Dividend Income
Axia Inc., Common Shares	$4,532,541	$—	$—	$—	$—	$4,532,541	$—
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Total	$4,532,541	$—	$—	$—	$—	$4,532,541	$—

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,190.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.

NOTE 8—Cash Balances and Borrowings

The Fund entered into a $375 million revolving credit and security agreement which will expire on November 17, 2017. The revolving credit agreement is secured by the assets of the Fund.

35                         Invesco Senior Loan Fund

During the six months ended August 31, 2017, the average daily balance of borrowing under the revolving credit and security agreement was $154,130,435 with a weighted interest rate of 0.97%. The carrying amount of the Fund’s Payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. The carrying amount of the Fund’s Payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Unfunded Loan Commitments

As of August 31, 2017, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount(a)		Value
Accudyne Industries LLC	Revolver Loan		$2,365,047	$2,152,193
Allied Universal Holdco LLC	Incremental Delayed Draw Term Loan		457,593	457,593
Brickman Group Ltd. LLC	Revolver Loan		417,854	386,515
Community Health Systems, Inc.	Revolving Credit Loan		843,260	834,360
Delta Air Lines, Inc.	Revolver Loan		1,807,894	1,794,335
Engineered Machinery Holdings, Inc.	Delayed Draw Term Loan		51,442	51,442
Engineered Machinery Holdings, Inc.	Delayed Draw Term Loan		30,566	30,566
Getty Images, Inc.	Revolving Credit Loan		4,103,661	4,021,587
Hearthside Group Holdings, LLC	Revolver Loan		1,569,838	1,564,815
IAP Worldwide Services	Revolver Loan		1,350,690	1,323,677
ICSH Parent, Inc.	Delayed Draw Term Loan		125,690	125,690
MacDermid, Inc.	Revolving Credit Loan		142,411	142,161
MacDermid, Inc.	Multicurrency Revolving Credit Loan		523,677	522,758
National Vision, Inc.	Revolving Credit Loan		1,249,944	1,149,948
NRG Energy Inc.	Revolver Loan A		17,507,378	17,367,056
Post Holdings, Inc.	Revolving Credit Loan		2,094,166	2,091,622
Prime Security Services Borrower, LLC	Revolver Loan		1,431,027	1,428,351
Scientific Games International, Inc.	Multicurrency Revolver Loan		2,489,987	2,452,637
Shutterfly Inc.	Delayed Draw Term Loan B		461,046	459,031
Transtar Holding Co.	Exit Term Loan		170,172	170,172
TricorBraun Inc.	Delayed Draw Term Loan		127,478	127,478
Unilabs Diagnostics AB	Revolver Loan	EUR	768,492	900,777
				$39,554,764

(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Currency Abbreviations:

EUR	– Euro

NOTE 10—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

36                         Invesco Senior Loan Fund

The Trust had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$312,979,210	$—	$312,979,210
February 28, 2019	93,431,312	—	93,431,312
Not subject to expiration	—	169,212,085	169,212,085
	$406,410,522	$169,212,085	$575,622,607

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 11—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2017 was $279,716,831 and $315,968,126, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$39,502,250
Aggregate unrealized (depreciation) of investments	(80,268,380)
Net unrealized appreciation (depreciation) of investments	$(40,766,130)

Cost of investments for tax purposes is $1,019,696,126.

NOTE 12—Share Information

	Summary of Share Activity
	Six months ended August 31, 2017(a)		Year ended February 29, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	1,057,525	$7,041,471	2,382,957	$15,363,694
Class B	421	2,802	14,328	91,473
Class C	382,687	2,555,235	809,124	5,241,547
Class Y	109,824	732,316	149,867	977,502
Class IB	109,397	728,553	159,913	1,032,516
Class IC	16,224	108,100	11,251	72,941

Issued as reinvestment of dividends:
Class A	178,376	1,185,904	487,986	3,104,403
Class B	2,272	15,130	9,192	58,299
Class C	160,069	1,067,266	460,548	2,934,531
Class Y	5,753	38,297	7,297	46,696
Class IB	966,720	6,435,627	2,580,298	16,446,518
Class IC	84,031	559,426	231,200	1,472,840

Automatic conversion of Class B shares to Class A shares:
Class A	50,295	334,730	69,806	441,369
Class B	(50,282)	(334,730)	(69,806)	(441,369)

Reacquired:
Class A	(1,690,805)	(11,262,718)	(4,541,853)	(28,643,467)
Class B	(13,933)	(92,881)	(124,380)	(790,657)
Class C	(2,522,784)	(16,828,224)	(3,655,673)	(23,206,804)
Class Y	(81,693)	(543,618)	(43,097)	(271,186)
Class IB	(5,587,839)	(37,233,882)	(10,081,514)	(64,205,646)
Class IC	(522,660)	(3,479,554)	(775,871)	(4,951,295)
Net increase (decrease) in share activity	(7,346,402)	$(48,970,750)	(11,918,427)	$(75,226,095)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

37                         Invesco Senior Loan Fund

NOTE 13—Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended August 31, 2017, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$4,103,661	$4,021,587
Citibank, N.A.	2,365,047	2,152,193
Goldman Sachs Lending Partners LLC	3,344,110	3,241,570
Mizuho Corporate Bank	17,507,378	17,367,056
Total	$27,320,196	$26,782,406

NOTE 14—Dividends

The Fund declared the following monthly dividends from net investment income subsequent to August 31, 2017:

		Amount per Share
Share Class	Record Date	Payable September 30, 2017
Class A	Daily	0.0221
Class B	Daily	0.0221
Class C	Daily	0.0180
Class Y	Daily	0.0235
Class IB	Daily	0.0235
Class IC	Daily	0.0227

NOTE 15—Repurchase of Shares

The Fund has a policy of making monthly repurchase offers (“Repurchase Offers”) for the Fund’s common shares pursuant to Rule 23c-3(b) of the 1940 Act.

The Repurchase Offers will be for between 5% and 25% of the Fund’s outstanding shares; however, the Fund’s present intent for the offers is for not less than 6% (The Board of Trustees may authorize an additional 2%, if necessary, without extending the Repurchase Offers). The repurchase request deadline will be the third Friday of each calendar month (or the preceding business day if such third Friday is not a business day). During the six months ended August 31, 2017, the Fund had Repurchase Offers as follows:

Repurchase request deadlines	Percentage of outstanding shares the Fund offered to repurchase	Number of shares tendered (all classes)	Percentage of outstanding shares tendered (all classes)
March 17, 2017	6.0%	1,369,119	1.1%
April 21, 2017	6.0	1,780,389	1.4
May 19, 2017	6.0	1,514,931	1.2
June 16, 2017	6.0	1,441,596	1.2
July 21, 2017	6.0	2,078,798	1.7
August 18, 2017	6.0	1,630,084	1.4

38                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended August 31, 2017		Year ended February 28, 2017	Year ended February 29, 2016	Years ended February 28,
					2015	2014	2013
Net asset value, beginning of period	$6.68		$5.81	$6.76	$6.99	$6.89	$6.58
Net investment income(a)	0.12		0.34	0.38	0.36	0.34	0.40
Net gains (losses) on securities (both realized and unrealized)	(0.01)		0.86	(0.94)	(0.23)	0.17	0.34
Total from investment operations	0.11		1.20	(0.56)	0.13	0.51	0.74
Less:
Dividends from net investment income	(0.14)		(0.32)	(0.39)	(0.36)	(0.40)	(0.43)
Return of Capital	—		(0.01)	—	—	(0.01)	—
Total distributions	(0.14)		(0.33)	(0.39)	(0.36)	(0.41)	(0.43)
Net asset value, end of period	$6.65		$6.68	$5.81	$6.76	$6.99	$6.89
Total return at net asset value(b)(c)	1.51%		20.97%	(8.65)%	1.88%	7.58%	11.56%
Net assets, end of period (000’s omitted)	$118,329		$121,627	$115,036	$182,673	$232,475	$123,447
Portfolio turnover rate(d)	27%		73%	51%	59%	95%	101%

Ratio/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements(c)	2.19	%(e)	2.06%	1.98%	1.90%	1.92%	1.71%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(c)	1.70	%(e)	1.67%	1.68%	1.66%	1.66%	1.40%
Without fee waivers and/or expense reimbursements(c)	2.19	%(e)	2.06%	1.98%	1.90%	1.92%	1.94%
Ratio of net investment income with fee waivers and/or expense reimbursements(c)	3.54	%(e)	5.34%	5.82%	5.16%	4.92%	5.98%

Senior indebtedness:
Total borrowings (000’s omitted)	$160,000		$150,000	$150,000	$224,000	$254,000	$211,000
Asset coverage per $1,000 unit of senior indebtedness(f)	$5,934		$6,617	$6,346	$5,949	$6,164	$6,827

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25%, 0.25% and 0.04% for the six months ended August 31, 2017 and the years ended February 28, 2017, February 29, 2016, February 28, 2015, February 28, 2014 and February 28, 2013, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $119,984.
(f)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

39                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class B
	Six months ended August 31, 2017		Year ended February 28, 2017	Year ended February 29, 2016	Years ended February 28,
					2015	2014	2013
Net asset value, beginning of period	$6.68		$5.81	$6.76	$7.02	$6.91	$6.58
Net investment income(a)	0.12		0.34	0.38	0.36	0.34	0.39
Net gains (losses) on securities (both realized and unrealized)	(0.01)		0.86	(0.94)	(0.23)	0.18	0.34
Total from investment operations	0.11		1.20	(0.56)	0.13	0.52	0.73
Less:
Dividends from net investment income	(0.14)		(0.32)	(0.39)	(0.39)	(0.40)	(0.40)
Return of capital	—		(0.01)	—	—	(0.01)	—
Total distributions	(0.14)		(0.33)	(0.39)	(0.39)	(0.41)	(0.40)
Net asset value, end of period	$6.65		$6.68	$5.81	$6.76	$7.02	$6.91
Total return at net asset value(b)(c)	1.51%		20.97%	(8.65)%	1.82%	7.72%	11.38%
Net assets, end of period (000’s omitted)	$1,215		$1,633	$2,411	$6,704	$10,575	$12,888
Portfolio turnover rate(d)	27%		73%	51%	59%	95%	101%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements(c)	2.19	%(e)	2.06%	1.98%	1.90%	1.92%	1.84%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(c)	1.70	%(e)	1.67%	1.68%	1.66%	1.66%	1.53%
Without fee waivers and/or expense reimbursements(c)	2.19	%(e)	2.06%	1.98%	1.90%	1.92%	2.07%
Ratio of net investment income with fee waivers and/or expense reimbursements(c)	3.54	%(e)	5.34%	5.82%	5.16%	4.92%	5.85%

Senior indebtedness:
Total borrowings (000’s omitted)	$160,000		$150,000	$150,000	$224,000	$254,000	$211,000
Asset coverage per $1,000 unit of senior indebtedness(f)	$5,934		$6,617	$6,346	$5,949	$6,164	$6,827

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25%, 0.25% and 0.17% for the six months ended August 31, 2017 and the years ended February 28, 2017, February 29, 2016, February 28, 2015, February 28, 2014 and February 28, 2013, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,428.
(f)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

40                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class C
	Six months ended August 31, 2017		Year ended February 28, 2017	Year ended February 29, 2016	Years ended February 28,
					2015	2014	2013
Net asset value, beginning of period	$6.70		$5.82	$6.77	$7.00	$6.89	$6.58
Net investment income(a)	0.09		0.29	0.33	0.31	0.29	0.35
Net gains (losses) on securities (both realized and unrealized)	(0.01)		0.87	(0.94)	(0.24)	0.18	0.33
Total from investment operations	0.08		1.16	(0.61)	0.07	0.47	0.68
Less:
Dividends from net investment income	(0.12)		(0.27)	(0.34)	(0.30)	(0.35)	(0.37)
Return of capital	—		(0.01)	—	—	(0.01)	—
Total distributions	(0.12)		(0.28)	(0.34)	(0.30)	(0.36)	(0.37)
Net asset value, end of period	$6.66		$6.70	$5.82	$6.77	$7.00	$6.89
Total return at net asset value(b)(c)	0.99%		20.24%	(9.38)%	1.06%	6.93%	10.67%
Net assets, end of period (000’s omitted)	$103,905		$117,699	$116,229	$178,395	$195,205	$142,143
Portfolio turnover rate(d)	27%		73%	51%	59%	95%	101%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements(c)	2.94	%(e)	2.81%	2.73%	2.65%	2.67%	2.46%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(c)	2.45	%(e)	2.42%	2.43%	2.41%	2.41%	2.15%
Without fee waivers and/or expense reimbursements(c)	2.94	%(e)	2.81%	2.73%	2.65%	2.67%	2.69%
Ratio of net investment income with fee waivers and/or expense reimbursements(c)	2.79	%(e)	4.59%	5.07%	4.41%	4.17%	5.23%

Senior indebtedness:
Total borrowings (000’s omitted)	$160,000		$150,000	$150,000	$224,000	$254,000	$211,000
Asset coverage per $1,000 unit of senior indebtedness(f)	$5,934		$6,617	$6,346	$5,949	$6,164	$6,827

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 1.00% 1.00%, 1.00%, 1.00%, 0.79% and 0.75% for the six months ended August 31, 2017 and the years ended February 28, 2017, February 29, 2016, February 28, 2015, February 28, 2014 and February 28, 2013, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $112,019.
(f)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

41                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class Y
	Six months ended August 31, 2017		Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28,
					2015	2014(a)
Net asset value, beginning of period	$6.68		$5.81	$6.77	$7.00	$6.96
Net investment income(b)	0.13		0.36	0.40	0.38	0.11
Net gains (losses) on securities (both realized and unrealized)	(0.01)		0.85	(0.95)	(0.23)	0.04
Total from investment operations	0.12		1.21	(0.55)	0.15	0.15
Less:
Dividends from net investment income	(0.15)		(0.33)	(0.41)	(0.38)	(0.10)
Return of capital	—		(0.01)	—	—	(0.01)
Total distributions	(0.15)		(0.34)	(0.41)	(0.38)	(0.11)
Net asset value, end of period	$6.65		$6.68	$5.81	$6.77	$7.00
Total return at net asset value(c)	1.64%		21.27%	(8.53)%	2.16%	2.22%
Net assets, end of period (000’s omitted)	$2,252		$2,037	$1,108	$2,433	$2,357
Portfolio turnover rate(d)	27%		73%	51%	59%	95%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.94	%(e)	1.81%	1.73%	1.65%	1.60	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.45	%(e)	1.42%	1.43%	1.41%	1.37	%(f)
Without fee waivers and/or expense reimbursements	1.94	%(e)	1.81%	1.73%	1.65%	1.60	%(f)
Ratio of net investment income with fee waivers and/or expense reimbursements	3.78	%(e)	5.59%	6.07%	5.41%	5.24	%(f)

Senior indebtedness:
Total borrowings (000’s omitted)	$160,000		$150,000	$150,000	$224,000	$254,000
Asset coverage per $1,000 unit of senior indebtedness(g)	$5,934		$6,617	$6,346	$5,949	$6,164

(a)	Commencement date of November 8, 2013.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,276.
(f)	Annualized.
(g)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

42                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class IB
	Six months ended August 31, 2017		Year ended February 28, 2017	Year ended February 29, 2016	Years ended February 28,
					2015	2014	2013
Net asset value, beginning of period	$6.69		$5.81	$6.77	$7.00	$6.89	$6.58
Net investment income(a)	0.13		0.36	0.39	0.37	0.36	0.40
Net gains (losses) on securities (both realized and unrealized)	(0.02)		0.86	(0.94)	(0.22)	0.18	0.34
Total from investment operations	0.11		1.22	(0.55)	0.15	0.54	0.74
Less:
Dividends from net investment income	(0.15)		(0.33)	(0.41)	(0.38)	(0.42)	(0.43)
Return of capital	—		(0.01)	—	—	(0.01)	—
Total distributions	(0.15)		(0.34)	(0.41)	(0.38)	(0.43)	(0.43)
Net asset value, end of period	$6.65		$6.69	$5.81	$6.77	$7.00	$6.89
Total return at net asset value(b)	1.49%		21.45%	(8.53)%	2.16%	8.00%	11.59%
Net assets, end of period (000’s omitted)	$520,164		$552,939	$523,422	$682,816	$805,123	$877,598
Portfolio turnover rate(c)	27%		73%	51%	59%	95%	101%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.94	%(d)	1.81%	1.73%	1.65%	1.67%	1.67%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.45	%(d)	1.42%	1.43%	1.41%	1.41%	1.36%
Without fee waivers and/or expense reimbursements	1.94	%(d)	1.81%	1.73%	1.65%	1.67%	1.69%
Ratio of net investment income with fee waivers and/or expense reimbursements	3.79	%(d)	5.59%	6.07%	5.41%	5.17%	6.02%

Senior indebtedness:
Total borrowings (000’s omitted)	$160,000		$150,000	$150,000	$224,000	$254,000	$211,000
Asset coverage per $1,000 unit of senior indebtedness(e)	$5,934		$6,617	$6,346	$5,949	$6,164	$6,827

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $536,682.
(e)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

43                         Invesco Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class IC
	Six months ended August 31, 2017		Year ended February 28, 2017	Year ended February 29, 2016	Years ended February 28,
					2015	2014	2013
Net asset value, beginning of period	$6.69		$5.81	$6.77	$7.00	$6.89	$6.58
Net investment income(a)	0.12		0.35	0.38	0.36	0.36	0.40
Net gains (losses) on securities (both realized and unrealized)	(0.01)		0.86	(0.94)	(0.22)	0.18	0.34
Total from investment operations	0.11		1.21	(0.56)	0.14	0.54	0.74
Less:
Dividends from net investment income	(0.15)		(0.32)	(0.40)	(0.37)	(0.42)	(0.43)
Return of capital	—		(0.01)	—	—	(0.01)	—
Total distributions	(0.15)		(0.33)	(0.40)	(0.37)	(0.43)	(0.43)
Net asset value, end of period	$6.65		$6.69	$5.81	$6.77	$7.00	$6.89
Total return at net asset value(b)(c)	1.57%		21.28%	(8.68)%	1.99%	7.83%	11.57%
Net assets, end of period (000’s omitted)	$43,605		$46,648	$43,660	$55,548	$66,029	$73,356
Portfolio turnover rate(d)	27%		73%	51%	59%	95%	101%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements(c)	2.09	%(e)	1.96%	1.88%	1.80%	1.82%	1.69%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(c)	1.60	%(e)	1.57%	1.58%	1.56%	1.56%	1.38%
Without fee waivers and/or expense reimbursements(c)	2.09	%(e)	1.96%	1.88%	1.80%	1.82%	1.84%
Ratio of net investment income with fee waivers and/or expense reimbursements(c)	3.64	%(e)	5.44%	5.92%	5.26%	5.02%	6.00%

Senior indebtedness:
Total borrowings (000’s omitted)	$160,000		$150,000	$150,000	$224,000	$254,000	$211,000
Asset coverage per $1,000 unit of senior indebtedness(f)	$5,934		$6,617	$6,346	$5,949	$6,164	$6,827

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.15%, 0.15%, 0.15%, 0.15%, 0.02% and 0.00% for the six months ended August 31, 2017 and the years ended February 28, 2017, February 29, 2016, February 28, 2015, February 28, 2014 and February 28, 2013, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $45,336.
(f)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

NOTE 17—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

The Fund is named as a defendant in an adversary proceeding in the Bankruptcy Court of the Southern District of Florida. The complaint was filed on July 14, 2008 by the Official Committee of Unsecured Creditors of TOUSA, Inc., on behalf of certain subsidiaries of TOUSA, Inc. (the “Conveying Subsidiaries”), and filed as amended on October 17, 2008. The Committee made allegations against the Fund in two separate capacities: as “Transeastern Lenders” and as “First Lienholders” (collectively, the “Lenders”). The Transeastern Lenders loaned money to form a joint venture between TOUSA, Inc. and Falcone/Ritchie LLC. TOUSA, Inc. later repaid the loans from the Transeastern Lenders as part of a global settlement of claims against it. The repayment was financed using proceeds of new loans (the “New Loans”), for which the Conveying Subsidiaries conveyed first and second priority liens on their assets to two groups of lienholders (the First and Second Lienholders, collectively “New Lenders”). The Conveying Subsidiaries were not obligated on the original debt to the Transeastern Lenders. The Committee alleged, inter alia, that both the repayment to the Transeastern Lenders and the grant of liens to the First and Second Lienholders should be avoided as fraudulent transfers under the bankruptcy laws. More specifically, the Committee alleged: (1) that the Conveying Subsidiaries’ transfer of liens to secure the New Loans was a fraudulent transfer under 11 U.S.C. § 548 because the Conveying Subsidiaries were insolvent at the time of the transfer and did not receive reasonably equivalent value for the liens; and (2) that the Transeastern Lenders were, under 11 U.S.C. § 550, entities for whose benefit the liens were fraudulently transferred to the New Lenders. The case was tried in 2009 and on October 13, 2009, the Bankruptcy Court rendered a Final Judgment against the Lenders, which was later amended on October 30, 2009, requiring the Lenders to post bonds equal to 110% of the damages and disgorgement ordered against them. The Transeastern Lenders and First Lienholders separately appealed the decision to the District Court for the Southern District of Florida. On February 11, 2011, the District Court, issued an order in the Transeastern Lenders’ appeal that: 1) quashed the Bankruptcy Court’s Order as it relates

44                         Invesco Senior Loan Fund

to the liability of the Transeastern Lenders; 2) made null and void the Bankruptcy Court’s imposition of remedies as to the Transeastern Lenders; 3) discharged all bonds deposited by Transeastern Lenders, unless any further appeals are filed, in which case the bonds would remain in effect pending resolution of appeals; 4) dismissed as moot additional appeal proceedings of the Transeastern Lenders that were contingent upon the District Court’s decision concerning liability; and 5) closed all District Court appeal proceedings concerning the Transeastern Lenders. The Committee appealed to the Eleventh Circuit Court of Appeals. In a decision filed on May 15, 2012, the Eleventh Circuit reversed the District Court’s opinion, affirmed the liability findings of the Bankruptcy Court against the Transeastern Lenders, and remanded the case to the District Court to review the remedies ordered by the Bankruptcy Court. The appeal of the Transeastern Lenders is currently pending before the District Court. The First Lienholders, having paid its obligations under the bankruptcy plan, have been fully and finally released pursuant to a court order dated August 30, 2013. The review of the Transeastern Lenders remedies obligation is currently pending before the District Court. The parties argued the effects of the Supreme Court decisions in Executive Benefits Ins. Agency v. Arkison (In re Bellingham) (No. 12-1200) and Wellness International Network, Ltd. v. Sharif (No. 13-935) on liabilities before the District Court, which denied that the cases were an intervening change in law that affected the liabilities decision. The District Court remanded to the Bankruptcy Court a question on the effect of the settlement with other parties on the Transeastern Lenders remedies obligations. On April 1, 2016, the Bankruptcy Court issued its report and recommendation, which was unfavorable in many respects to the Transeastern Lenders.

On March 8, 2017, the District Court adopted the Bankruptcy Court’s report and recommendation on the impact of the interim settlements, holding that the settlement with the Transeastern Lenders and settlement of the D&O litigation had no impact on the remedial scheme. The Transeastern Lenders appealed this decision in April 2017. The appeal is currently pending. While not certain, the current liability for the Fund is estimated to be no greater than $4,163,000. Invesco believes resolution of this matter will not have a material impact on the Fund’s financial statements.

45                         Invesco Senior Loan Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2017 through August 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/17)	Expenses Paid During Period [2]
A	$1,000.00	$1,015.10	$11.12	$1,014.17	$11.12	2.19%
B	1,000.00	1,015.10	11.12	1,014.17	11.12	2.19
C	1,000.00	1,009.90	14.89	1,010.38	14.90	2.94
Y	1,000.00	1,016.40	9.86	1,015.43	9.86	1.94
IB	1,000.00	1,014.90	9.85	1,015.43	9.86	1.94
IC	1,000.00	1,015.60	10.62	1,014.67	10.61	2.09

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2017 through August 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

46                         Invesco Senior Loan Fund

Distribution Information

The following table sets forth on a per share basis the distribution that was paid in March 2017. Included in the table is a written statement of the sources of the distribution on a generally accepted accounting principles (“GAAP”) basis.

		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
03/31/17	Class A	$0.0152	$0.000	$0.0095	$0.0247
03/31/17	Class B	$0.0152	$0.000	$0.0095	$0.0247
03/31/17	Class C	$0.0113	$0.000	$0.0095	$0.0208
03/31/17	Class Y	$0.0165	$0.000	$0.0095	$0.0260
03/31/17	Class IB	$0.0165	$0.000	$0.0095	$0.0260
03/31/17	Class IC	$0.0157	$0.000	$0.0095	$0.0252

Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for U.S. federal income tax purposes. This Notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.

47                         Invesco Senior Loan Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Senior Loan Fund (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe comprised of all retail and institutional loan participation funds, regardless of asset size or primary channel of distribution and against the Lipper Loan Participation Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was at the median contractual

48                         Invesco Senior Loan Fund

management fee rate of funds in its expense group. The Board noted there were only two funds in the expense group. The Board also noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent public report for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

49                         Invesco Senior Loan Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Senior Loan Fund, a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purpose:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1)	David C. Arch	56,598,947	1,567,239
	James T. Bunch	56,594,446	1,571,740
	Bruce L. Crockett	56,610,662	1,555,524
	Jack M. Fields	56,622,743	1,543,443
	Martin L. Flanagan	56,518,956	1,647,230
	Cynthia Hostetler	56,654,868	1,511,318
	Dr. Eli Jones	56,643,692	1,522,494
	Dr. Prema Mathai-Davis	56,581,022	1,585,164
	Teresa M. Ressel	56,646,510	1,519,676
	Dr. Larry Soll	56,552,705	1,613,481
	Ann Barnett Stern	56,657,728	1,508,458
	Raymond Stickel, Jr.	56,611,441	1,554,745
	Philip A. Taylor	56,508,150	1,658,036
	Robert C. Troccoli	56,614,101	1,552,085
	Christopher L. Wilson	56,652,209	1,513,977

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

5(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

5(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Senior Loan Fund did not receive sufficient shareholder votes to pass Proposals 3 and 5(a) - (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	37,340,713	2,447,183	2,958,466	23,706,736
5(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	37,780,271	1,980,719	2,985,378	23,706,730
5(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	37,291,585	2,382,818	3,071,958	23,706,737

The Meeting was adjourned until July 18, 2017, with respect to the following proposals:

2(a)	Approve amendments to the Trust’s Agreement and Declaration of Trust and Bylaws related to shareholder voting standards.

2(b)	Approve amendments to the Trust’s Agreement and Declaration of Trust related to significant transactions.

2(c)	Approve amendments to the Trust’s Agreement and Declaration of Trust related to future amendments to shareholder indemnification rights.

2(d)	Approve amendments to the Trust’s Agreement and Declaration of Trust’s amendment provisions.

(4)	Approve the elimination of the fundamental investment restriction prohibiting investing in securities of other investment companies, except as part of a merger, consolidation or other acquisitions.

50                         Invesco Senior Loan Fund

Proxy Results—(continued)

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
2(a)	Approve amendments to the Trust’s Agreement and Declaration of Trust and Bylaws related to shareholder voting standards	54,060,798	2,823,991	4,031,845	17,995,310
2(b)	Approve amendments to the Trust’s Agreement and Declaration of Trust related to significant transactions	53,835,690	2,866,933	4,214,012	17,995,309
2(c)	Approve amendments to the Trust’s Agreement and Declaration of Trust related to future amendments to shareholder indemnification rights	53,530,773	3,124,591	4,261,273	17,995,307
2(d)	Approve amendments to the Trust’s Agreement and Declaration of Trust’s amendment provisions	53,342,618	3,267,470	4,306,542	17,995,314
(4)	Approve the elimination of the fundamental investment restriction prohibiting investing in securities of other investment companies, except as part of a merger, consolidation or other acquisitions	52,913,555	3,725,363	4,277,710	17,995,316

51                         Invesco Senior Loan Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number: 811-05845	Invesco Distributors, Inc.	VK-SLO-SAR-1	10302017	1025

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Senior Loan Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.